The prospectus containing information for the American Express Retirement Advisor Variable Annuity(SM)filed electronically in Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 on Form N-4, filed on or about April 28, 2000, is incorporated by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITYSM

                          IDS Life Variable Account 10

                                   May 1, 2000

                           Revised as of July 21, 2000

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
200 AXP Financial Center
Minneapolis, MN  55474
800-437-0602

                                            TABLE OF CONTENTS

Performance Information................................................p.3

Calculating Annuity Payouts............................................p.18

Rating Agencies........................................................p.19

Principal Underwriter..................................................p.19

Independent Auditors...................................................p.19

Financial Statements

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                              P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts begin investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at the time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount               Commencement of the Fund**
                                                                     Since                                     Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            AXPSM VARIABLE PORTFOLIO
   BC1            Blue Chip Advantage Fund (9/99;9/99)*    --%       13.74%       --%      --%      --%        10.98%
   BD1            Bond Fund (9/99;10/81)                   --         1.40        0.69     6.93     7.10        9.62
   CR1            Capital Resource Fund (9/99;10/81)       --        17.13       22.52    20.15    14.36       14.83
   CM1            Cash Management Fund (9/99;10/81)        --         1.06        3.68     4.07     3.86        5.52
   DE1            Diversified Equity Income Fund           --         5.65         --       --       --         2.53
                  (9/99;9/99)
   EM1            Emerging Markets Fund (5/00;5/00)+       --          --          --       --       --          --
   EI1            Extra Income Fund (9/99;5/96)            --         1.89        5.18      --       --         4.46
   FI1            Federal Income Fund (9/99;9/99)          --         0.40         --       --       --         0.30
   GB1            Global Bond Fund (9/99;5/96)             --        -0.47       -5.37      --       --         3.03
   GR1            Growth Fund (9/99;9/99)                  --        19.65         --       --       --        17.89
   IE1            International Fund (9/99;1/92)           --        30.37       44.19    14.99      --        12.25
   MF1            Managed Fund (9/99;4/86)                 --        10.16       13.70    17.05    12.41       11.76
   ND1            New Dimensions Fund(R)(9/99;5/96)         --       21.45       30.70      --       --        25.10
   IV1            S&P 500 Index Fund (5/00;5/00)+          --          --          --       --       --          --
   SC1            Small Cap Advantage Fund (9/99;9/99)     --        14.37         --       --       --        12.35
   SA1            Strategy Aggressive Fund (9/99;1/92)     --        54.11       69.36    23.56      --        15.86
            AIM V.I.
   1CA            Capital Appreciation Fund (9/99;5/93)    --        33.67       43.21    24.34      --        21.11
   1CD            Capital Development Fund (9/99;5/98)     --        29.55       27.82      --       --        10.09
            American Century VARIABLE PORTFOLIOS, INC.
   1IF            VP International (9/99;5/94)             --        45.42       62.44    20.97      --        17.07
   1VA            VP Value (9/99;5/96)                     --        -4.19       -1.84      --       --         9.99
            CALVERT CVS
   1SR            Social Balanced Portfolio (5/00;9/86)    --          --        11.11    16.85    10.94       10.54
            FIDELITY VIP
   1GI            III Growth & Income Portfolio            --         7.14        6.62      --       --        19.63
                  (Service Class) (9/99;12/96)
   1MP            III Mid Cap Portfolio (Service           --        28.69       47.28      --       --        51.32
                  Class) (9/99;12/98)
   1OS            Overseas Portfolio (Service Class)       --        24.18       40.99    16.16    10.29        9.68
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   1RE            Franklin Real Estate Fund - Class 2      --        -0.58       -7.62     6.45     7.59        7.28
                  (9/99;1/89)***
   1SI            Franklin Value Securities Fund -         --         4.60        0.38      --       --       -14.08
                  Class 2 (9/99;5/98)***
   1IS            Templeton International Smaller          --         5.40       22.70      --       --         4.20
                  Companies Fund - Class 2
                  (9/99;5/96)***
            GOLDMAN SACHS VIT
   1SE            CORESM Small Cap Equity Fund             --        16.92       16.37      --       --         2.37
                  (9/99;2/98)****
   1UE            CORESM U.S. Equity Fund (9/99;2/98)      --        12.67       23.07      --       --        19.53
   1MC            Mid Cap Value Fund (9/99;4/98)           --        -2.07       -1.95      --       --        -9.80


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns
+     Fund had not commenced operations as of Dec. 31, 1999.
***   Class 2 shares were  issued  Jan. 6, 1999.  Prior to Jan. 6, 1999,
      Class 2  performance  represents  the  historical  results  of Class 1
      Shares. Performance of Class 2 Shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
****  CoreSM is a service mark of Goldman, Sachs & Co.


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount               Commencement of the Fund**
                                                                     Since                                     Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   1AG            Aggressive Growth Portfolio -            --          --        121.13   34.52      --        32.68
                  Service Shares (5/00;9/93)*
   1GT            Global Technology Portfolio -            --          --          --       --       --          --
                  Service Shares (5/00;1/00)+
   1IG            International Growth Portfolio -         --          --         77.84   31.99      --        27.28
                  Service Shares (5/00;5/94)
            LAZARD RETIREMENT SERIES
   1IP            International Equity Portfolio           --         8.82        20.21     --       --        24.97
                  (9/99;9/98)
            MFS(R) VARIABLE INSURANCE TRUST (VIT)
   1MG            Growth Series - Service Class            --          --          --       --       --        39.07
                  (5/00;5/99)
   1MD            New Discovery Series - Service Class     --          --        68.71      --       --        37.91
                  (5/00;4/98)
            PUTNAM VARIABLE TRUST
   1IN            Putnam VT International New              --        56.95       100.85     --       --        50.24
                  Opportunities Fund - Class IB Shares
                  (9/99;4/98)*****
   1VS            Putnam VT Vista Fund - Class IB          --        37.78        51.18     --       --        29.77
                  Shares (9/99;1/97)*****
            ROYCE CAPITAL FUND
   1MI            Micro-Cap Portfolio (9/99;12/96)         --        16.41        26.85     --       --        16.16
            THIRD AVENUE
   1SV            Value Portfolio (9/99;9/99)              --         8.06         --       --       --         8.06
            WANGER
   1IT            International Small Cap (9/99;5/95)      --        55.89       124.28     --       --        37.40
   1SP            U.S. Small Cap (9/99;5/95)               --        14.83        23.66     --       --        25.20
            WARBURG PINCUS TRUST
   1EG            Emerging Growth Portfolio (9/99;9/99)    --        34.51         --       --       --        34.51


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***** Each of the above Funds' Class IB Shares commenced operations on April 30,
      1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of the Fund's Class IA Shares adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount               Commencement of the Fund**
                                                                     Since                                     Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            AXPSM VARIABLE PORTFOLIO
   BC1            Blue Chip Advantage Fund (9/99;9/99)*    --%        6.74%        --%      --%      --%        3.98%
   BD1            Bond Fund (9/99;10/81)                   --        -5.00       -5.66     6.32     7.10        9.62
   CR1            Capital Resource Fund (9/99;10/81)       --        10.13       15.52    19.77    14.36       14.83
   CM1            Cash Management Fund (9/99;10/81)        --        -5.32       -2.88     3.37     3.86        5.52
   DE1            Diversified Equity Income Fund           --        -1.05         --       --       --        -3.95
                  (9/99;9/99)
   EM1            Emerging Markets Fund (5/00;5/00)+       --          --          --       --       --          --
   EI1            Extra Income Fund (9/99;5/96)            --        -4.54       -1.48      --       --         3.23
   FI1            Federal Income Fund (9/99;9/99)          --        -5.93         --       --       --        -6.03
   GB1            Global Bond Fund (9/99;5/96)             --        -6.74      -11.29      --       --         1.75
   GR1            Growth Fund (9/99;9/99)                  --        12.65         --       --       --        10.89
   IE1            International Fund (9/99;1/92)           --        23.37       37.19    14.53      --        12.25
   MF1            Managed Fund (9/99;4/86)                 --         3.16        6.70    16.62    12.41       11.76
   ND1            New Dimensions Fund(R)(9/99;5/96)        --        14.45       23.70      --       --        24.34
   IV1            S&P 500 Index Fund (5/00;5/00)+          --          --          --       --       --          --
   SC1            Small Cap Advantage Fund (9/99;9/99)     --         7.37         --       --       --         5.35
   SA1            Strategy Aggressive Fund (9/99;1/92)     --        47.11       62.36    23.22      --        15.86
            AIM V.I.
   1CA            Capital Appreciation Fund (9/99;5/93)    --        26.67       36.21    24.01      --        21.01
   1CD            Capital Development Fund (9/99;5/98)     --        22.55       20.82      --       --         6.11
            American Century variable portfolios, inc.
   1IF            VP International (9/99;5/94)             --        38.42       55.44    20.59      --        16.82
   1VA            VP Value (9/99;5/96)                     --       -10.19       -8.02      --       --         8.92
            CALVERT CVS
   1SR            Social Balanced Portfolio (5/00;9/86)    --          --         4.11    16.42    10.94       10.54
            FIDELITY VIP
   1GI            III Growth & Income Portfolio            --         0.34       -0.14      --       --        18.21
                  (Service Class) (9/99;12/96)
   1MP            III Mid Cap Portfolio (Service           --        21.69       40.28      --       --        44.40
                  Class) (9/99;12/98)
   1OS            Overseas Portfolio (Service Class)       --        17.18       33.99    15.71    10.29        9.68
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   1RE            Franklin Real Estate Fund - Class 2      --        -6.84      -13.38     5.82     7.59        7.28
                  (9/99;1/89)***
   1SI            Franklin Value Securities Fund -         --        -2.02       -5.95      --       --        -17.35
                  Class 2 (9/99;5/98)***
   1IS            Templeton International Smaller          --        -1.27       15.70      --       --          2.96
                  Companies Fund - Class 2
                  (9/99;5/96)***
            GOLDMAN SACHS VIT
   1SE            CORESM Small Cap Equity Fund             --         9.92        9.37      --       --        -1.20
                  (9/99;2/98)****
   1UE            CORESM U.S. Equity Fund (9/99;2/98)      --         5.67       16.07      --       --        16.30
   1MC            Mid Cap Value Fund (9/99;4/98)           --        -8.22       -8.11      --       --       -13.20


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee and applicable surrender charges associated with the seven-year surrender charge schedule. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***   Class 2 shares were  issued  Jan. 6, 1999.  Prior to Jan. 6, 1999,
      Class 2  performance  represents  the  historical  results  of Class 1
      Shares. Performance of Class 2 Shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
****  CoreSM is a service mark of Goldman, Sachs & Co.



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount               Commencement of the Fund**
                                                                     Since                                     Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   1AG            Aggressive Growth Portfolio -            --          --       114.13    34.27      --        32.61
                  Service Shares (5/00;9/93)*
   1GT            Global Technology Portfolio -            --          --          --       --       --          --
                  Service Shares (5/00;1/00)+
   1IG            International Growth Portfolio -         --          --        70.84    31.72      --        27.10
                  Service Shares (5/00;5/94)
            LAZARD RETIREMENT SERIES
   1IP            International Equity Portfolio           --         1.90       13.21      --       --        20.06
                  (9/99;9/98)
            MFS(R) VARIABLE INSURANCE TRUST (VIT)
   1MG            Growth Series - Service Class            --          --          --       --       --        32.07
                  (5/00;5/99)
   1MD            New Discovery Series - Service Class     --          --        61.71      --       --        34.51
                  (5/00;4/98)
                  PUTNAM VARIABLE TRUST
   1IN            Putnam VT International New              --        49.95       93.85      --       --        47.03
                  Opportunities Fund - Class IB Shares
                  (9/99;4/98)*****
   1VS            Putnam VT Vista Fund - Class IB          --        30.78       44.18      --       --        28.57
                  Shares (9/99;1/97)*****
            ROYCE CAPITAL FUND
   1MI            Micro-Cap Portfolio (9/99;12/96)         --         9.41       19.85      --       --        14.66
            THIRD AVENUE
   1SV            Value Portfolio (9/99;9/99)              --         1.19         --       --       --         1.19
            WANGER
   1IT            International Small Cap (9/99;5/95)      --        48.89      117.28      --       --        37.13
   1SP            U.S. Small Cap (9/99;5/95)               --         7.83       16.66      --       --        24.82
            WARBURG PINCUS TRUST
   1EG            Emerging Growth Portfolio (9/99;9/99)    --        27.51         --       --       --        27.51


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee and applicable surrender charges associated with the seven-year surrender charge schedule. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***** Each of the above Funds' Class IB Shares commenced operations on April 30,
      1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of the Fund's Class IA Shares adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) With a
Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount               Commencement of the Fund**
                                                                     Since                                     Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            AXPSM VARIABLE PORTFOLIO
   BC1            Blue Chip Advantage Fund (9/99;9/99)*    --%        5.74         --%      --%      --%        2.98%
   BD1            Bond Fund (9/99;10/81)                   --        -5.91       -6.57     6.00     7.05        9.62
   CR1            Capital Resource Fund (9/99;10/81)       --         9.13       14.52    19.57    14.33       14.83
   CM1            Cash Management Fund (9/99;10/81)        --        -6.23       -3.81     3.02     3.79        5.52
   DE1            Diversified Equity Income Fund           --        -2.00         --       --       --        -4.88
                  (9/99;9/99)
   EM1            Emerging Markets Fund (5/00;5/00)+       --          --          --       --       --          --
   EI1            Extra Income Fund (9/99;5/96)            --        -5.46       -2.43      --       --         2.72
   FI1            Federal Income Fund (9/99;9/99)          --        -6.84         --       --       --        -6.93
   GB1            Global Bond Fund (9/99;5/96)             --        -7.64      -12.14      --       --         1.23
   GR1            Growth Fund (9/99;9/99)                  --        11.65         --       --       --         9.89
   IE1            International Fund (9/99;1/92)           --        22.37       36.19    14.29      --        12.08
   MF1            Managed Fund (9/99;4/86)                 --         2.16        5.70    16.40    12.38       11.76
   ND1            New Dimensions Fund(R)(9/99;5/96)        --        13.45       22.70      --       --        24.04
   IV1            S&P 500 Index Fund (5/00;5/00)+          --          --          --       --       --          --
   SC1            Small Cap Advantage Fund (9/99;9/99)     --         6.37         --       --       --         4.35
   SA1            Strategy Aggressive Fund (9/99;1/92)     --        46.11       61.36    23.04      --        15.72
            AIM V.I.
   1CA            Capital Appreciation Fund (9/99;5/93)    --        25.67       35.21    23.84      --        20.91
   1CD            Capital Development Fund (9/99;5/98)     --        21.55       19.82      --       --         5.53
            American Century variable portfolios, inc.
   1IF            VP International (9/99;5/94)             --        37.42       54.44    20.40      --        16.64
   1VA            VP Value (9/99;5/96)                     --       -11.05       -8.90      --       --         8.48
            CALVERT CVS
   1SR            Social Balanced Portfolio (5/00;9/86)    --          --         3.11    16.20    10.90       10.54
            FIDELITY VIP
   1GI            III Growth & Income Portfolio            --        -0.63       -1.11      --       --        17.98
                  (Service Class) (9/99;12/96)
   1MP            III Mid Cap Portfolio (Service           --        20.69       39.28      --       --        43.41
                  Class) (9/99;12/98)
   1OS            Overseas Portfolio (Service Class)       --        16.18       32.99    15.49    10.25        9.68
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   1RE            Franklin Real Estate Fund - Class 2      --        -7.73      -14.21     5.50     7.54        7.28
                  (9/99;1/89)***
   1SI            Franklin Value Securities Fund -         --        -2.97       -6.85      --       --       -17.82
                  Class 2 (9/99;5/98)***
   1IS            Templeton International Smaller          --        -2.23       14.70      --       --         2.45
                  Companies Fund - Class 2
                  (9/99;5/96)***
            GOLDMAN SACHS VIT
   1SE            CORESM Small Cap Equity Fund             --         8.92        8.37      --       --        -1.72
                  (9/99;2/98)****
   1UE            CORESM U.S. Equity Fund (9/99;2/98)      --         4.67       15.07      --       --        15.84
   1MC            Mid Cap Value Fund (9/99;4/98)           --        -9.10       -9.00      --       --       -13.69


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee and applicable surrender charges associated with the ten-year surrender charge schedule. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***   Class 2 shares were  issued  Jan. 6, 1999.  Prior to Jan. 6, 1999,
      Class 2  performance  represents  the  historical  results  of Class 1
      Shares. Performance of Class 2 Shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
****  CoreSM is a service mark of Goldman, Sachs & Co.


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With a Ten-Year  Surrender  Charge Schedule For Periods Ending Dec. 31,
1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount               Commencement of the Fund**
                                                                     Since                                     Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   1AG            Aggressive Growth Portfolio -            --          --       113.13    34.15      --        32.54
                  Service Shares (5/00;9/93)*
   1GT            Global Technology Portfolio -            --          --          --       --       --          --
                  Service Shares (5/00;1/00)+
   1IG            International Growth Portfolio -         --          --        70.84    31.72      --        27.10
                  Service Shares (5/00;5/94)
            LAZARD RETIREMENT SERIES
   1IP            International Equity Portfolio           --         0.92       12.21      --       --        19.35
                  (9/99;9/98)
            MFS(R) VARIABLE INSURANCE TRUST (VIT)
   1MG            Growth Series - Service Class            --          --          --       --       --        31.07
                  (5/00;5/99)
   1MD            New Discovery Series - Service Class     --          --        60.71      --       --        34.02
                  (5/00;4/98)
            PUTNAM VARIABLE TRUST
   1IN            Putnam VT International New              --        48.95       92.85      --       --        46.56
                  Opportunities Fund - Class IB Shares
                  (9/99;4/98)*****
   1VS            Putnam VT Vista Fund - Class IB          --        29.78       43.18      --       --        28.36
                  Shares (9/99;1/97)*****
            ROYCE CAPITAL FUND
   1MI            Micro-Cap Portfolio (9/99;12/96)         --         8.41       18.85      --       --        14.40
            THIRD AVENUE
   1SV            Value Portfolio (9/99;9/99)              --         0.21         --       --       --         0.21
            WANGER
   1IT            International Small Cap (9/99;5/95)      --        47.89      116.28      --       --        36.99
   1SP            U.S. Small Cap (9/99;5/95)               --         6.83       15.66      --       --        24.63
            WARBURG PINCUS TRUST
   1EG            Emerging Growth Portfolio                --        26.51         --       --       --        26.51
                  (9/99;9/99)


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee and applicable surrender charges associated with the ten-year surrender charge schedule. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***** Each of the above Funds' Class IB Shares commenced operations on April 30,
      1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of the Fund's Class IA Shares adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount               Commencement of the Fund**
                                                                     Since                                     Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            AXPSM VARIABLE PORTFOLIO
   BC2            Blue Chip Advantage Fund (9/99;9/99)*    --%       11.48        --%      --%      --%        11.04%
   BD2            Bond Fund (9/99;10/81)                   --         1.46        0.89     7.15     7.31        9.84
   CR2            Capital Resource Fund (9/99;10/81)       --        17.20       22.77    20.39    14.59       15.07
   CM2            Cash Management Fund (9/99;10/81)        --         1.11        3.89     4.27     4.07        5.74
   DE2            Diversified Equity Income Fund           --         4.11         --       --       --         2.59
                  (9/99;9/99)
   EM2            Emerging Markets Fund (5/00;5/00)+       --          --          --       --       --          --
   EI2            Extra Income Fund (9/99;5/96)            --         1.55        5.39      --       --         4.67
   FI2            Federal Income Fund (9/99;9/99)          --         0.45         --       --       --         0.36
   GB2            Global Bond Fund (9/99;5/96)             --        -0.42       -5.18      --       --         3.24
   GR2            Growth Fund (9/99;9/99)                  --        17.14         --       --       --        17.96
   IE2            International Fund (9/99;1/92)           --        30.44       13.44     9.78      --         9.12
   MF2            Managed Fund (9/99;4/86)                 --         8.81       13.93    17.28    12.64       11.99
   ND2            New Dimensions Fund(R)(9/99;5/96)        --        19.12       30.96      --       --        25.35
   IV2            S&P 500 Index Fund (5/00;5/00)+          --          --          --       --       --          --
   SC2            Small Cap Advantage Fund (9/99;9/99)     --        14.43         --       --       --        12.42
   SA2            Strategy Aggressive Fund (9/99;1/92)     --        54.20       69.69    23.81      --        16.09
            AIM V.I.
   2CA            Capital Appreciation Fund (9/99;5/93)    --        33.75       43.49    24.59      --        21.35
   2CD            Capital Development Fund (9/99;5/98)     --        29.62       28.08      --       --        10.31
            American Century variable portfolios, inc.
   2IF            VP International (9/99;5/94)             --        45.50       62.76    21.21      --        17.30
   2VA            VP Value (9/99;5/96)                     --        -4.14       -1.65      --       --        10.21
            CALVERT CVS
   2SR            Social Balanced Portfolio (5/00;9/86)    --          --        11.33    17.08    11.16       10.76
            FIDELITY VIP
   2GI            III Growth & Income Portfolio            --         5.62        6.83      --       --        19.87
                  (Service Class) (9/99;12/96)
   2MP            III Mid Cap Portfolio (Service           --        28.76       47.58      --       --        51.63
                  Class) (9/99;12/98)
   2OS            Overseas Portfolio (Service Class)       --        24.25       41.27    16.39    10.51        9.90
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   2RE            Franklin Real Estate Fund - Class 2      --        -0.53       -7.12     7.12     8.13        7.79
                  (9/99;1/89)***
   2SI            Franklin Value Securities Fund -         --         4.66        0.58      --       --       -13.90
                  Class 2 (9/99;5/98)***
   2IS            Templeton International Smaller          --         5.46       22.94      --       --         4.40
                  Companies Fund - Class 2
                  (9/99;5/96)***
            GOLDMAN SACHS VIT
   2SE            CORESM Small Cap Equity Fund             --        16.96       16.58      --       --         2.57
                  (9/99;2/98)****
   2UE            CORESM U.S. Equity Fund (9/99;2/98)      --        10.27       23.32      --       --        19.77
   2MC            Mid Cap Value Fund (9/99;4/98)           --        -2.01       -1.75      --       --        -9.61


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***   Class 2 shares were  issued  Jan. 6, 1999.  Prior to Jan. 6, 1999,
      Class 2  performance  represents  the  historical  results  of Class 1
      Shares. Performance of Class 2 Shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
****  CoreSM is a service mark of Goldman, Sachs & Co.


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount               Commencement of the Fund**
                                                                     Since                                     Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   2AG            Aggressive Growth Portfolio -            --          --        121.54   34.78      --        32.94
                  Service Shares (5/00;9/93)*
   2GT            Global Technology Portfolio -            --          --          --       --       --          --
                  Service Shares (5/00;1/00)+
   2IG            International Growth Portfolio -         --          --        78.18    32.25      --        27.53
                  Service Shares (5/00;5/94)
            LAZARD RETIREMENT SERIES
   2IP            International Equity Portfolio           --         8.88       20.45      --       --        25.22
                  (9/99;9/98)
            MFS(R) VARIABLE INSURANCE TRUST (VIT)
   2MG            Growth Series - Service Class            --          --          --       --       --        39.25
                  (5/00;5/99)
   2MD            New Discovery Series - Service Class     --          --        69.04      --       --        38.17
                  (5/00;4/98)
            PUTNAM VARIABLE TRUST
   2IN            Putnam VT International New              --        57.03       101.25     --       --        50.54
                  Opportunities Fund - Class IB Shares
                  (9/99;4/98)*****
   2VS            Putnam VT Vista Fund - Class IB          --        34.57       51.50      --       --        30.03
                  Shares (9/99;1/97)*****
            ROYCE CAPITAL FUND
   2MI            Micro-Cap Portfolio (9/99;12/96)         --        16.47       27.13      --       --        16.40
            THIRD AVENUE
   2SV            Value Portfolio (9/99;9/99)              --         8.12         --       --       --         8.12
            WANGER
   2IT            International Small Cap (9/99;5/95)      --        55.98      124.71      --       --        37.67
   2SP            U.S. Small Cap (9/99;5/95)               --        14.89       23.90      --       --        25.44
            WARBURG PINCUS TRUST
   2EG            Emerging Growth Portfolio (9/99;9/99)    --        34.58         --       --       --        34.58


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***** Each of the above Funds' Class IB Shares commenced operations on April 30,
      1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of the Fund's Class IA Shares adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount                Commencement of the Fund**
                                                                     Since                                      Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            AXPSM VARIABLE PORTFOLIO
   BC2            Blue Chip Advantage Fund (9/99;9/99)*    --%        4.48         --%      --%      --%        4.04%
   BD2            Bond Fund (9/99;10/81)                   --        -4.95       -5.47     6.54     7.31        9.84
   CR2            Capital Resource Fund (9/99;10/81)       --        10.20       15.77    20.01    14.59       15.07
   CM2            Cash Management Fund (9/99;10/81)        --        -5.27       -2.68     3.59     4.07        5.74
   DE2            Diversified Equity Income Fund           --        -2.48         --       --       --        -3.89
                  (9/99;9/99)
   EM2            Emerging Markets Fund (5/00;5/00)+       --          --          --       --       --          --
   EI2            Extra Income Fund (9/99;5/96)            --        -4.86      -1.29       --       --         3.44
   FI2            Federal Income Fund (9/99;9/99)          --        -5.88         --       --       --        -5.97
   GB2            Global Bond Fund (9/99;5/96)             --        -6.69      -11.11      --       --         1.97
   GR2            Growth Fund (9/99;9/99)                  --        10.14         --       --       --        10.96
   IE2            International Fund (9/99;1/92)           --        23.44        6.44     9.22      --         9.12
   MF2            Managed Fund (9/99;4/86)                 --         1.89        6.93    16.85    12.64       11.99
   ND2            New Dimensions Fund(R)(9/99;5/96)         --       12.12       23.96      --       --        24.60
   IV2            S&P 500 Index Fund (5/00;5/00)+          --          --          --       --       --          --
   SC2            Small Cap Advantage Fund (9/99;9/99)     --         7.43         --       --       --         5.42
   SA2            Strategy Aggressive Fund (9/99;1/92)     --        47.20       62.69    23.47      --        16.09
            AIM V.I.
   2CA            Capital Appreciation Fund (9/99;5/93)    --        26.75       36.49    24.26      --        21.25
   2CD            Capital Development Fund (9/99;5/98)     --        22.62       21.08      --       --         6.33
            American Century variable portfolios, inc.
   2IF            VP International (9/99;5/94)             --        38.50       55.76    20.84      --         17.05
   2VA            VP Value (9/99;5/96)                     --       -10.15       -7.83      --       --          9.15
            CALVERT CVS
   2SR            Social Balanced Portfolio (5/00;9/86)    --          --         4.33    16.66    11.16        10.76
            FIDELITY VIP
   2GI            III Growth & Income Portfolio            --        -1.08        0.06      --       --         18.46
                  (Service Class) (9/99;12/96)
   2MP            III Mid Cap Portfolio (Service           --        21.76       40.58      --       --         44.71
                  Class) (9/99;12/98)
   2OS            Overseas Portfolio (Service Class)       --        17.25       34.27    15.95    10.51        9.90
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   2RE            Franklin Real Estate Fund - Class 2      --        -6.79       -12.92    6.50     8.13        7.79
                  (9/99;1/89)***
   2SI            Franklin Value Securities Fund -         --        -1.97       -5.76      --       --       -17.18
                  Class 2 (9/99;5/98)***
   2IS            Templeton International Smaller          --        -1.22       15.94      --       --         3.17
                  Companies Fund - Class 2
                  (9/99;5/96)***
            GOLDMAN SACHS VIT
   2SE            CORESM Small Cap Equity Fund             --         9.96        9.58      --       --         -1.01
                  (9/99;2/98)****
   2UE            CORESM U.S. Equity Fund (9/99;2/98)      --         3.27       16.32      --       --         16.55
   2MC            Mid Cap Value Fund (9/99;4/98)           --        -8.17       -7.93      --       --        -13.03


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee and applicable surrender charges associated with the seven-year surrender charge schedule. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***   Class 2 shares were  issued  Jan. 6, 1999.  Prior to Jan. 6, 1999,
      Class 2  performance  represents  the  historical  results  of Class 1
      Shares. Performance of Class 2 Shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
****  CoreSM is a service mark of Goldman, Sachs & Co.


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount                Commencement of the Fund**
                                                                     Since                                      Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   2AG            Aggressive Growth Portfolio -            --          --        114.54   34.54      --         32.87
                  Service Shares (5/00;9/93)*
   2GT            Global Technology Portfolio -            --          --          --       --       --          --
                  Service Shares (5/00;1/00)+
   2IG            International Growth Portfolio -         --          --        71.18    31.98      --         27.36
                  Service Shares (5/00;5/94)
            LAZARD RETIREMENT SERIES
   2IP            International Equity Portfolio           --         1.96       13.45      --       --         20.31
                  (9/99;9/98)
            MFS(R) VARIABLE INSURANCE TRUST (VIT)
   2MG            Growth Series - Service Class            --          --          --       --       --         32.25
                  (5/00;5/99)
   2MD            New Discovery Series - Service Class     --          --        62.04      --       --         34.78
                  (5/00;4/98)
            PUTNAM VARIABLE TRUST
   2IN            Putnam VT International New              --        50.03       94.25      --       --         47.33
                  Opportunities Fund - Class IB Shares
                  (9/99;4/98)*****
   2VS            Putnam VT Vista Fund - Class IB          --        27.57       44.50      --       --         28.84
                  Shares (9/99;1/97)*****
            ROYCE CAPITAL FUND
   2MI            Micro-Cap Portfolio (9/99;12/96)         --         9.47       20.13      --       --         14.90
            THIRD AVENUE
   2SV            Value Portfolio (9/99;9/99)              --         1.25         --       --       --          1.25
            WANGER
   2IT            International Small Cap (9/99;5/95)      --        48.98       117.71     --       --         37.40
   2SP            U.S. Small Cap (9/99;5/95)               --         7.89        16.90     --       --         25.07
   2EG            Emerging Growth Portfolio (9/99;9/99)    --        27.58         --       --       --         27.58


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee and applicable surrender charges associated with the seven-year surrender charge schedule. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***** Each of the above Funds' Class IB Shares commenced operations on April 30,
      1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of the Fund's Class IA Shares adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With a Ten-Year  Surrender  Charge Schedule For Periods Ending Dec. 31,
1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount                Commencement of the Fund**
                                                                     Since                                      Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            AXPSM VARIABLE PORTFOLIO
   BC2            Blue Chip Advantage Fund (9/99;9/99)*    --%        3.48        --%      --%      --%         3.04%
   BD2            Bond Fund (9/99;10/81)                   --        -5.86       -6.38     6.22     7.26        9.84
   CR2            Capital Resource Fund (9/99;10/81)       --         9.20       14.77    19.82    14.56       15.07
   CM2            Cash Management Fund (9/99;10/81)        --        -6.18       -3.62     3.24     4.00        5.74
   DE2            Diversified Equity Income Fund           --        -3.42         --       --       --        -4.82
                  (9/99;9/99)
   EM2            Emerging Markets Fund (5/00;5/00)+       --          --          --       --       --          --
   EI2            Extra Income Fund (9/99;5/96)            --        -5.78       -2.24      --       --          2.94
   FI2            Federal Income Fund (9/99;9/99)          --        -3.42         --       --       --         -6.87
   GB2            Global Bond Fund (9/99;5/96)             --        -7.58      -11.96      --       --          1.45
   GR2            Growth Fund (9/99;9/99)                  --         9.14         --       --       --          9.96
   IE2            International Fund (9/99;1/92)           --        22.44        5.44     8.94      --          8.91
   MF2            Managed Fund (9/99;4/86)                 --         0.90        5.93    16.64    12.60        11.99
   ND2            New Dimensions Fund(R)(9/99;5/96)        --        11.12       22.96      --       --         24.29
   IV2            S&P 500 Index Fund (5/00;5/00)+          --          --          --       --       --          --
   SC2            Small Cap Advantage Fund (9/99;9/99)     --         6.43         --       --       --          4.42
   SA2            Strategy Aggressive Fund (9/99;1/92)     --        46.20       61.69    23.29      --         15.96
            AIM V.I.
   2CA            Capital Appreciation Fund (9/99;5/93)    --        25.75       35.49    24.09      --         21.15
   2CD            Capital Development Fund (9/99;5/98)     --        21.62       20.08      --       --          5.76
            American Century variable portfolios, inc.
   2IF            VP International (9/99;5/94)             --        37.50       54.76    20.65      --         16.88
   2VA            VP Value (9/99;5/96)                     --       -11.00       -8.72      --       --          8.71
            CALVERT CVS
   2SR            Social Balanced Portfolio (5/00;9/86)    --          --         3.33    16.44    11.12        10.76
            FIDELITY VIP
   2GI            III Growth & Income Portfolio            --        -2.03       -0.91      --       --         18.22
                  (Service Class) (9/99;12/96)
   2MP            III Mid Cap Portfolio (Service           --        20.76       39.58      --       --         43.72
                  Class) (9/99;12/98)
   2OS            Overseas Portfolio (Service Class)       --        16.25       33.27    15.73    10.47         9.90
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   2RE            Franklin Real Estate Fund - Class 2      --        -7.68      -13.75     6.19     8.08         7.79
                  (9/99;1/89)***
   2SI            Franklin Value Securities Fund -         --        -2.91       -6.67      --       --        -17.66
                  Class 2 (9/99;5/98)***
   2IS            Templeton International Smaller          --        -2.18       14.94      --       --          2.66
                  Companies Fund - Class 2
                  (9/99;5/96)***
            GOLDMAN SACHS VIT
   2SE            CORESM Small Cap Equity Fund             --         8.96        8.58      --       --         -1.53
                  (9/99;2/98)****
   2UE            CORESM U.S. Equity Fund (9/99;2/98)      --         2.27       15.32      --       --         16.08
   2MC            Mid Cap Value Fund (9/99;4/98)           --        -9.05       -8.81      --       --        -13.52


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee and applicable surrender charges associated with the ten-year surrender charge schedule. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***   Class 2 shares were  issued  Jan. 6, 1999.  Prior to Jan. 6, 1999,
      Class 2  performance  represents  the  historical  results  of Class 1
      Shares. Performance of Class 2 Shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
****  CoreSM is a service mark of Goldman, Sachs & Co.


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With a Ten-Year  Surrender  Charge Schedule For Periods Ending Dec. 31,
1999

                                                           Performance Since
                                                          Commencement of the               Performance Since
                                                              Subaccount                Commencement of the Fund**
                                                                     Since                                      Since
Subaccount  Investing In:                                1 Year   Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------   ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   2AG            Aggressive Growth Portfolio -            --          --        113.54   34.42      --         32.80
                  Service Shares (5/00;9/93)*
   2GT            Global Technology Portfolio -            --          --          --       --       --          --
                  Service Shares (5/00;1/00)+
   2IG            International Growth Portfolio -         --          --        70.18    31.85      --         27.24
                  Service Shares (5/00;5/94)
            LAZARD RETIREMENT SERIES
   2IP            International Equity Portfolio           --         0.97       12.45      --       --         19.60
                  (9/99;9/98)
            MFS(R) VARIABLE INSURANCE TRUST (VIT)
   2MG            Growth Series - Service Class            --          --          --       --       --         31.25
                  (5/00;5/99)
   2MD            New Discovery Series - Service Class     --          --        61.04      --       --         34.29
                  (5/00;4/98)
            PUTNAM VARIABLE TRUST
   2IN            Putnam VT International New              --        49.03       93.25      --       --         46.87
                  Opportunities Fund - Class IB Shares
                  (9/99;4/98)*****
   2VS            Putnam VT Vista Fund - Class IB          --        26.57       43.50      --       --         28.63
                  Shares (9/99;1/97)*****
            ROYCE CAPITAL FUND
   2MI            Micro-Cap Portfolio (9/99;12/96)         --         8.47       19.13      --       --         14.65
            THIRD AVENUE
   2SV            Value Portfolio (9/99;9/99)              --         0.27         --       --       --          0.27
            WANGER
   2IT            International Small Cap (9/99;5/95)      --        47.98      116.71      --       --         37.27
   2SP            U.S. Small Cap (9/99;5/95)               --         6.89       15.90      --       --         24.88
            WARBURG PINCUS TRUST
   2EG            Emerging Growth Portfolio (9/99;9/99)    --        26.58         --       --       --         26.58


*     (Commencement date of the subaccount; Commencement date of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee and applicable surrender charges associated with the ten-year surrender charge schedule. Premium taxes are not reflected in these total returns.
+     Fund had not commenced operations as of Dec. 31, 1999.
***** Each of the above Funds' Class IB Shares commenced operations on April 30,
      1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of the Fund's Class IA Shares adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                                 ERV - P
                                                ---------
                                                    P

where:                P =  a hypothetical initial payment of $1,000
                    ERV    = Ending  Redeemable  Value of a hypothetical  $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
     (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
     o    any declared dividends,
     o the value of any shares purchased with dividends paid during the period, and
     o    any dividends declared for such shares.

It does not include:
     o    the effect of any applicable surrender charge, or
     o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999

Subaccount                     Investing In                        Simple Yield     Compound Yield
----------                    ------------                         ------------     --------------
CM1      AXPSM Variable Portfolio - Cash Management Fund                  5.03%             5.16%
CM2      AXPSM Variable Portfolio - Cash Management Fund                  5.26              5.40


You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where:    a    = dividends and investment income earned during the period
          b    = expenses accrued for the period (net of reimbursements)
          c    = the average  daily  number of  accumulation  units  outstanding during the period that were entitled to receive dividends
          d    = the maximum  offering price per  accumulation  unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on 30-Day Period Ended Dec. 31, 1999

Subaccount                 Investing In                                  Yield
----------                 ------------                                  -----

BD1          AXPSM Variable Portfolio - Bond Fund                         7.08%
BD2          AXPSM Variable Portfolio - Bond Fund                         7.34
EI1          AXPSM Variable Portfolio - Extra Income Fund                10.62
EI2          AXPSM Variable Portfolio - Extra Income Fund                10.28
FI1          AXPSM Variable Portfolio - Federal Income Fund               5.09
FI2          AXPSM Variable Portfolio - Federal Income Fund               5.15
GB1          AXPSM Variable Portfolio - Global Bond Fund                  5.71
GB2          AXPSM Variable Portfolio - Global Bond Fund                  5.65


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o     the annuity unit value on the valuation date; by
o     the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o     the net investment factor; and
o     the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating
   ---------------           ------------
      A.M. Best                  A+
                             (Superior)


    Duff & Phelps               AAA


       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any surrender charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity (SM)

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 (comprised of subaccounts BC1, BC2, BD1, BD2, CR1, CR2, CM1, CM2, DE1, DE2, EI1, EI2, FI1, FI2, GB1, GB2, GR1, GR2, IE1, IE2, MF1, MF2, ND1, ND2, SC1, SC2, SA1, SA2, 1CA, 2CA, 1CD, 2CD, 1IF, 2IF, 1VA, 2VA, 1GI, 2GI, 1MP, 2MP, 1OS, 2OS, 1RE, 2RE, 1IS, 2IS, 1SI, 2SI, 1SE, 2SE, 1UE, 2UE, 1MC, 2MC, 1IP, 2IP, 1IN, 2IN, 1VS, 2VS, 1MI, 2MI, 1SV, 2SV, 1IT, 2IT, 1SP, 2SP, 1EG and 2EG) as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Account 10 (as described above) at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000

IDS Life Variable Account 10 -- AXP Retirement Advisor Variable AnnuitySM

Statements of Net Assets
December 31, 1999

                                                                               Segregated Asset Subaccounts
Assets                                                              BC1              BC2              BD1              BD2
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 8,340,461      $ 7,740,222     $ 11,764,925      $ 7,268,808
                                                                -----------      -----------     ------------      -----------
  at market value                                               $ 8,922,487      $ 8,243,991     $ 11,741,709      $ 7,259,035
Dividends receivable                                                     --               --           56,314           34,069
Accounts receivable from IDS Life for contract
purchase payments                                                   126,579           96,372           50,401            2,854
Receivable from mutual funds and portfolios for
share redemptions                                                        --               --               --               --
                                                                     ------            -----           ------            -----
Total assets                                                      9,049,066        8,340,363       11,848,424        7,295,958
                                                                  =========        =========       ==========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      5,781            4,075            7,418            3,566
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----              ---             ----              ---
Total liabilities                                                     5,781            4,075            7,418            3,566
                                                                      -----            -----            -----            -----
Net assets applicable to contracts in accumulation period       $ 9,043,285      $ 8,336,288     $ 11,841,006      $ 7,292,392
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                   --------           ------            -----           ------
Total net assets                                                $ 9,043,285      $ 8,336,288     $ 11,841,006      $ 7,292,392
                                                                ===========      ===========     ============      ===========
Accumulation units outstanding                                    8,144,701        7,503,378       11,675,134        7,185,953
                                                                  =========        =========       ==========        =========
Net asset value per accumulation unit                                $ 1.11           $ 1.11           $ 1.01           $ 1.01
                                                                     ======           ======           ======           ======


Assets                                                               CR1              CR2              CM1              CM2
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 3,545,916      $ 5,870,376     $ 85,931,081     $ 65,125,174
                                                                -----------      -----------     ------------     ------------
  at market value                                               $ 3,675,437      $ 6,070,686     $ 85,931,061     $ 65,125,157
Dividends receivable                                                     --               --          299,391          239,605
Accounts receivable from IDS Life for contract
purchase payments                                                     7,100           69,844        2,202,485          946,907
Receivable from mutual funds and portfolios for
share redemptions                                                        --               --               --               --
                                                                      -----         --------           ------            -----
Total assets                                                      3,682,537        6,140,530       88,432,937       66,311,669
                                                                  =========        =========       ==========       ==========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,214            2,892           53,621           34,128
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----              ---             ----            -----
Total liabilities                                                     2,214            2,892           53,621           34,128
                                                                      -----            -----           ------           ------
Net assets applicable to contracts in accumulation period       $ 3,680,323      $ 6,085,769     $ 88,379,316     $ 66,277,541
Net assets applicable to contracts in payment period                     --           51,869               --               --
                                                                    -------            -----          -------             ----
Total net assets                                                $ 3,680,323      $ 6,137,638     $ 88,379,316     $ 66,277,541
                                                                ===========      ===========     ============     ============
Accumulation units outstanding                                    3,227,001        5,332,889       87,424,293       65,522,124
                                                                  =========        =========       ==========       ==========
Net asset value per accumulation unit                                $ 1.14           $ 1.14           $ 1.01           $ 1.01
                                                                     ======           ======           ======           ======


Assets                                                               DE1              DE2              EI1              EI2
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 3,354,582      $ 3,130,415      $ 9,882,491      $ 7,746,628
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 3,452,432      $ 3,204,387      $ 9,951,851      $ 7,761,527
Dividends receivable                                                     --               --           71,950           49,018
Accounts receivable from IDS Life for contract
purchase payments                                                    79,673           29,698          232,353           60,178
Receivable from mutual funds and portfolios for share
redemptions                                                              --               --               --               --
                                                                     ------            -----          -------            -----
Total assets                                                      3,532,105        3,234,085       10,256,154        7,870,723
                                                                  =========        =========       ==========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,299            1,776            6,443            3,483
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----            -----            -----             ----
Total liabilities                                                     2,299            1,776            6,443            3,483
                                                                      -----            -----            -----            -----
Net assets applicable to contracts in accumulation period       $ 3,529,806      $ 3,232,309     $ 10,249,711      $ 7,867,240
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                    -------           ------             ----            -----
Total net assets                                                $ 3,529,806      $ 3,232,309     $ 10,249,711      $ 7,867,240
                                                                ===========      ===========     ============      ===========
Accumulation units outstanding                                    3,440,938        3,149,027       10,137,005        7,774,094
                                                                  =========        =========       ==========        =========
Net asset value per accumulation unit                                $ 1.03           $ 1.03           $ 1.01           $ 1.01
                                                                     ======           ======           ======           ======


Assets                                                            FI1              FI2              GB1              GB2
Investments in shares of mutual funds and portfolios:
  at cost                                                      $ 12,612,627     $ 10,690,674      $ 2,368,551      $ 1,531,955
                                                               ------------     ------------      -----------      -----------
  at market value                                              $ 12,548,146     $ 10,639,849      $ 2,339,001      $ 1,513,916
Dividends receivable                                                 45,364           39,341            9,031            5,821
Accounts receivable from IDS Life for contract
purchase payments                                                   241,893          495,557           22,132           34,694
Receivable from mutual funds and portfolios for
share redemptions                                                        --               --               --               --
                                                                     ------            -----            -----            -----
Total assets                                                     12,835,403       11,174,747        2,370,164        1,554,431
                                                                 ==========       ==========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      8,385            5,726            1,585              804
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----             ----             ----              ---
Total liabilities                                                     8,385            5,726            1,585              804
                                                                      -----            -----            -----              ---
Net assets applicable to contracts in accumulation period      $ 12,827,018     $ 11,169,021      $ 2,368,579      $ 1,553,627
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                   --------          -------            -----            -----
Total net assets                                               $ 12,827,018     $ 11,169,021      $ 2,368,579      $ 1,553,627
                                                               ============     ============      ===========      ===========
Accumulation units outstanding                                   12,795,965       11,135,246        2,367,731        1,552,116
                                                                 ==========       ==========        =========        =========
Net asset value per accumulation unit                                $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                                     ======           ======           ======           ======


Assets                                                               GR1              GR2              IE1              IE2
Investments in shares of mutual funds and portfolios:
  at cost                                                      $ 14,581,563     $ 17,946,468      $ 2,586,290      $ 3,100,177
                                                               ------------     ------------      -----------      -----------
  at market value                                              $ 16,057,261     $ 19,668,014      $ 2,750,899      $ 3,270,927
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                   245,118          297,109           16,511           10,148
Receivable from mutual funds and portfolios for
share redemptions                                                        --               --               --               --
                                                                      -----           ------            -----             ----
Total assets                                                     16,302,379       19,965,123        2,767,410        3,281,075
                                                                 ==========       ==========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      9,736            9,466            1,511            1,538
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                        ---             ----             ----             ----
Total liabilities                                                     9,736            9,466            1,511            1,538
                                                                      -----            -----            -----            -----
Net assets applicable to contracts in accumulation period      $ 16,292,643     $ 19,935,382      $ 2,765,899      $ 3,279,537
Net assets applicable to contracts in payment period                     --           20,275               --               --
                                                                        ---           ------              ---           ------
Total net assets                                               $ 16,292,643     $ 19,955,657      $ 2,765,899      $ 3,279,537
                                                               ============     ============      ===========      ===========
Accumulation units outstanding                                   13,812,928       16,891,257        2,173,305        2,575,364
                                                                 ==========       ==========        =========        =========
Net asset value per accumulation unit                                $ 1.18           $ 1.18           $ 1.27           $ 1.27
                                                                     ======           ======           ======           ======


Assets                                                               MF1              MF2              ND1              ND2
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 6,827,525      $ 5,419,833     $ 34,372,353     $ 33,869,008
                                                                -----------      -----------     ------------     ------------
  at market value                                               $ 7,036,639      $ 5,591,957     $ 37,716,666     $ 37,120,591
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    75,964           88,815          937,370          452,382
Receivable from mutual funds and portfolios for share
redemptions                                                              --               --               --               --
                                                                      -----           ------            -----            -----
Total assets                                                      7,112,603        5,680,772       38,654,036       37,572,973
                                                                  =========        =========       ==========       ==========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      4,407            2,763           23,155           17,884
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----             ----             ----            -----
Total liabilities                                                     4,407            2,763           23,155           17,884
                                                                      -----            -----           ------           ------
Net assets applicable to contracts in accumulation period       $ 7,108,196      $ 5,678,009     $ 38,630,881     $ 37,535,733
Net assets applicable to contracts in payment period                     --               --               --           19,356
                                                                       ----           ------             ----           ------
Total net assets                                                $ 7,108,196      $ 5,678,009     $ 38,630,881     $ 37,555,089
                                                                ===========      ===========     ============     ============
Accumulation units outstanding                                    6,539,086        5,220,299       32,482,584       31,537,411
                                                                  =========        =========       ==========       ==========
Net asset value per accumulation unit                                $ 1.09           $ 1.09           $ 1.19           $ 1.19
                                                                     ======           ======           ======           ======


Assets                                                               SC1              SC2              SA1              SA2
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 3,063,756      $ 3,087,705      $ 5,056,239      $ 5,719,628
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 3,309,203      $ 3,314,330      $ 5,799,202      $ 6,696,598
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    97,579           28,147          110,082           78,194
Receivable from mutual funds and portfolios for share
redemptions                                                              --               --               --               --
                                                                       ----             ----            -----            -----
Total assets                                                      3,406,782        3,342,477        5,909,284        6,774,792
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,008            1,632            3,071            2,935
Payable to mutual funds and portfolios for investments
purchased                                                                --               --               --               --
                                                                       ----             ----             ----              ---
Total liabilities                                                     2,008            1,632            3,071            2,935
                                                                      -----            -----            -----            -----
Net assets applicable to contracts in accumulation period       $ 3,404,774      $ 3,340,845      $ 5,906,213      $ 6,771,857
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                     ------           ------           ------             ----
Total net assets                                                $ 3,404,774      $ 3,340,845      $ 5,906,213      $ 6,771,857
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    3,029,109        2,970,291        3,901,133        4,470,245
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.12           $ 1.12           $ 1.51           $ 1.51
                                                                     ======           ======           ======           ======


Assets                                                               1CA              2CA              1CD              2CD
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 5,917,680      $ 5,017,833      $ 2,101,888      $ 1,865,352
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 6,776,829      $ 5,699,060      $ 2,391,964      $ 2,122,028
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                   122,571           72,031           35,498           65,858
Receivable from mutual funds and portfolios for share
redemptions                                                           4,229            2,711            1,429              972
                                                                      -----            -----            -----              ---
Total assets                                                      6,903,629        5,773,802        2,428,891        2,188,858
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      4,229            2,711            1,429              972
Payable to mutual funds and portfolios for investments
purchased                                                           122,571           72,031           35,498           65,858
                                                                    -------           ------           ------           ------
Total liabilities                                                   126,800           74,742           36,927           66,830
                                                                    -------           ------           ------           ------
Net assets applicable to contracts in accumulation period       $ 6,776,829      $ 5,699,060      $ 2,391,964      $ 2,122,028
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                     ------            -----           ------            -----
Total net assets                                                $ 6,776,829      $ 5,699,060      $ 2,391,964      $ 2,122,028
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    5,159,901        4,336,748        1,892,365        1,677,796
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.31           $ 1.31           $ 1.26           $ 1.26
                                                                     ======           ======           ======           ======


Assets                                                               1IF              2IF              1VA              2VA
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 2,426,525      $ 2,090,627      $ 4,401,177      $ 3,387,139
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 3,010,123      $ 2,575,936      $ 4,392,300      $ 3,365,883
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    17,643           63,241           77,738           61,232
Receivable from mutual funds and portfolios for share
redemptions                                                           1,877            1,253            2,756            1,775
                                                                      -----            -----            -----            -----
Total assets                                                      3,029,643        2,640,430        4,472,794        3,428,890
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      1,877            1,253            2,756            1,775
Payable to mutual funds and portfolios for investments
purchased                                                            17,643           63,241           77,738           61,232
                                                                     ------           ------           ------           ------
Total liabilities                                                    19,520           64,494           80,494           63,007
                                                                     ------           ------           ------           ------
Net assets applicable to contracts in accumulation period       $ 3,010,123      $ 2,575,936      $ 4,392,300      $ 3,365,883
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                      -----           ------            -----            -----
Total net assets                                                $ 3,010,123      $ 2,575,936      $ 4,392,300      $ 3,365,883
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    2,093,734        1,790,650        4,774,965        3,656,963
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.44           $ 1.44           $ 0.92           $ 0.92
                                                                     ======           ======           ======           ======


Assets                                                               1GI              2GI              1MP              2MP
Investments in shares of mutual funds and portfolios:
  at cost                                                      $ 18,384,586     $ 15,814,032      $ 7,423,180      $ 6,094,471
                                                               ------------     ------------      -----------      -----------
  at market value                                              $ 18,937,955     $ 16,305,525      $ 8,563,900      $ 7,066,173
Dividends receivable                                                     --               --           52,306           43,451
Accounts receivable from IDS Life for contract
purchase payments                                                   591,559           61,922          144,755           41,355
Receivable from mutual funds and portfolios for share
redemptions                                                          11,711            8,363            5,338            3,665
                                                                     ------            -----            -----            -----
Total assets                                                     19,541,225       16,375,810        8,766,299        7,154,644
                                                                 ==========       ==========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                     11,711            8,363            5,338            3,665
Payable to mutual funds and portfolios for investments
purchased                                                           591,559           61,922          144,755           41,355
                                                                    -------           ------          -------           ------
Total liabilities                                                   603,270           70,285          150,093           45,020
                                                                    -------           ------          -------           ------
Net assets applicable to contracts in accumulation period      $ 18,937,955     $ 16,305,525      $ 8,616,183      $ 7,089,136
Net assets applicable to contracts in payment period                     --               --               23           20,488
                                                                    -------            -----               --           ------
Total net assets                                               $ 18,937,955     $ 16,305,525      $ 8,616,206      $ 7,109,624
                                                               ============     ============      ===========      ===========
Accumulation units outstanding                                   18,137,421       15,602,831        6,945,013        5,709,401
                                                                 ==========       ==========        =========        =========
Net asset value per accumulation unit                                $ 1.04           $ 1.05           $ 1.24           $ 1.24
                                                                     ======           ======           ======           ======


Assets                                                               1OS              2OS              1RE              2RE
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 3,915,758      $ 3,722,290        $ 636,248        $ 825,640
                                                                -----------      -----------        ---------        ---------
  at market value                                               $ 4,429,715      $ 4,197,953        $ 654,603        $ 848,254
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    46,198           58,362           15,403            7,220
Receivable from mutual funds and portfolios for
share redemptions                                                     2,724            2,094              422              437
                                                                      -----            -----              ---              ---
Total assets                                                      4,478,637        4,258,409          670,428          855,911
                                                                  =========        =========          =======          =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,724            2,094              422              388
Payable to mutual funds and portfolios for investments
purchased                                                            46,198           58,362           15,403            7,220
                                                                     ------           ------           ------            -----
Total liabilities                                                    48,922           60,456           15,825            7,608
                                                                     ------           ------           ------            -----
Net assets applicable to contracts in accumulation period       $ 4,429,715      $ 4,197,953        $ 654,603        $ 848,303
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                      -----           ------             ----           ------
Total net assets                                                $ 4,429,715      $ 4,197,953        $ 654,603        $ 848,303
                                                                ===========      ===========        =========        =========
Accumulation units outstanding                                    3,611,816        3,420,658          683,371          885,005
                                                                  =========        =========          =======          =======
Net asset value per accumulation unit                                $ 1.23           $ 1.23           $ 0.96           $ 0.96
                                                                     ======           ======           ======           ======


Assets                                                                1SI              2SI              1IS              2IS
Investments in shares of mutual funds and portfolios:
  at cost                                                         $ 549,517        $ 542,286      $ 1,023,029        $ 879,384
                                                                  ---------        ---------      -----------        ---------
  at market value                                                 $ 567,167        $ 563,783      $ 1,069,184        $ 911,568
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                   116,493            2,222            7,880            7,047
Receivable from mutual funds and portfolios for share
redemptions                                                             285              269              649              380
                                                                        ---              ---              ---              ---
Total assets                                                        683,945          566,274        1,077,713          918,995
                                                                    =======          =======        =========          =======

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                        285              269              547              380
Payable to mutual funds and portfolios for investments
purchased                                                           116,493            2,222            7,880            7,047
                                                                    -------            -----            -----            -----
Total liabilities                                                   116,778            2,491            8,427            7,427
                                                                    -------            -----            -----            -----
Net assets applicable to contracts in accumulation period         $ 567,167        $ 563,783      $ 1,069,286        $ 911,568
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                     ------             ----            -----            -----
Total net assets                                                  $ 567,167        $ 563,783      $ 1,069,286        $ 911,568
                                                                  =========        =========      ===========        =========
Accumulation units outstanding                                      589,712          585,846        1,052,855          897,107
                                                                    =======          =======        =========          =======
Net asset value per accumulation unit                                $ 0.96           $ 0.96           $ 1.02           $ 1.02
                                                                     ======           ======           ======           ======


Assets                                                               1SE              2SE              1UE              2UE
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 2,725,507      $ 1,917,308     $ 10,359,345      $ 9,381,210
                                                                -----------      -----------     ------------      -----------
  at market value                                               $ 3,017,070      $ 2,121,185     $ 10,953,123      $ 9,912,956
Dividends receivable                                                     --            3,582               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    74,283           46,439          253,437           77,400
Receivable from mutual funds and portfolios for share
redemptions                                                           1,827            1,020            6,723            4,956
                                                                      -----            -----            -----            -----
Total assets                                                      3,093,180        2,172,226       11,213,283        9,995,312
                                                                  =========        =========       ==========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      1,827            1,020            6,723            4,956
Payable to mutual funds and portfolios for investments
purchased                                                            74,283           46,439          253,437           77,400
                                                                     ------           ------          -------           ------
Total liabilities                                                    76,110           47,459          260,160           82,356
                                                                     ------           ------          -------           ------
Net assets applicable to contracts in accumulation period       $ 3,017,070      $ 2,124,767     $ 10,953,123      $ 9,912,956
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                       ----            -----            -----            -----
Total net assets                                                $ 3,017,070      $ 2,124,767     $ 10,953,123      $ 9,912,956
                                                                ===========      ===========     ============      ===========
Accumulation units outstanding                                    2,665,253        1,876,209        9,951,016        8,980,927
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.13           $ 1.13           $ 1.10           $ 1.10
                                                                     ======           ======           ======           ======


Assets                                                               1MC              2MC              1IP              2IP
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 1,885,525      $ 1,522,954      $ 2,550,213      $ 2,004,758
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 1,917,102      $ 1,549,468      $ 2,680,901      $ 2,122,181
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    20,333            1,768           65,123            8,121
Receivable from mutual funds and portfolios for share
redemptions                                                           1,183              819            1,658            1,141
                                                                      -----              ---            -----            -----
Total assets                                                      1,938,618        1,552,055        2,747,682        2,131,443
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      1,183              819            1,658            1,141
Payable to mutual funds and portfolios for investments
purchased                                                            20,333            1,768           65,123            8,121
                                                                     ------            -----           ------            -----
Total liabilities                                                    21,516            2,587           66,781            9,262
                                                                     ------            -----           ------            -----
Net assets applicable to contracts in accumulation period       $ 1,917,102      $ 1,549,468      $ 2,680,901      $ 2,122,181
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                      -----           ------           ------           ------
Total net assets                                                $ 1,917,102      $ 1,549,468      $ 2,680,901      $ 2,122,181
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    2,022,724        1,633,700        2,504,403        1,981,118
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 0.95           $ 0.95           $ 1.07           $ 1.07
                                                                     ======           ======           ======           ======



Assets                                                               1IN              2IN              1VS              2VS
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 9,944,779      $ 7,361,537      $ 8,808,330      $ 6,242,378
                                                                -----------      -----------      -----------      -----------
  at market value                                               $12,408,688      $ 9,204,802      $ 9,817,341      $ 6,918,021
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                   134,217          144,670          263,878           50,356
Receivable from mutual funds and portfolios for share
redemptions                                                           7,484            4,507            5,841            3,456
                                                                      -----            -----            -----            -----
Total assets                                                     12,550,389        9,353,979       10,087,060        6,971,833
                                                                 ==========        =========       ==========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      7,484            4,507            5,841            3,456
Payable to mutual funds and portfolios for investments
purchased                                                           134,217          144,670          263,878           50,356
                                                                    -------          -------          -------           ------
Total liabilities                                                   141,701          149,177          269,719           53,812
                                                                    -------          -------          -------           ------
Net assets applicable to contracts in accumulation period      $ 12,408,688      $ 9,204,802      $ 9,817,341      $ 6,917,980
Net assets applicable to contracts in payment period                     --               --               --               41
                                                                     ------             ----          -------            -----
Total net assets                                               $ 12,408,688      $ 9,204,802      $ 9,817,341      $ 6,918,021
                                                               ============      ===========      ===========      ===========
Accumulation units outstanding                                    8,199,597        6,078,883        7,245,003        5,083,557
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.51           $ 1.51           $ 1.36           $ 1.36
                                                                     ======           ======           ======           ======


Assets                                                                1MI              2MI              1SV              2SV
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 2,111,886      $ 1,385,251      $ 2,084,708      $ 1,887,826
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 2,173,432      $ 1,415,465      $ 2,208,733      $ 2,026,059
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    53,889            3,945           21,872           23,441
Receivable from mutual funds and portfolios for share
redemptions                                                           1,264              704            1,353            1,052
                                                                      -----              ---            -----            -----
Total assets                                                      2,228,585        1,420,114        2,231,958        2,050,552
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      1,264              704            1,353            1,052
Payable to mutual funds and portfolios for investments
purchased                                                            53,889            3,945           21,872           23,441
                                                                     ------            -----           ------           ------
Total liabilities                                                    55,153            4,649           23,225           24,493
                                                                     ------            -----           ------           ------
Net assets applicable to contracts in accumulation period       $ 2,173,432      $ 1,415,465      $ 2,208,733      $ 2,026,059
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                      -----           ------           ------            -----
Total net assets                                                $ 2,173,432      $ 1,415,465      $ 2,208,733      $ 2,026,059
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    1,886,045        1,227,570        2,043,367        1,873,052
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.15           $ 1.15           $ 1.08           $ 1.08
                                                                     ======           ======           ======           ======


Assets                                                               1IT              2IT              1SP              2SP
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 1,676,343      $ 1,532,620      $ 2,933,382      $ 2,671,164
                                                                -----------      -----------      -----------      -----------
  at market value                                               $ 2,031,976      $ 1,867,844      $ 3,132,024      $ 2,850,015
Dividends receivable                                                     --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                                    80,267           51,257           45,698           64,688
Receivable from mutual funds and portfolios for share
redemptions                                                           1,089              786            1,763            1,277
                                                                      -----              ---            -----            -----
Total assets                                                      2,113,332        1,919,887        3,179,485        2,915,980
                                                                  =========        =========        =========        =========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      1,089              734            1,763            1,277
Payable to mutual funds and portfolios for investments
purchased                                                            80,267           51,257           45,698           64,688
                                                                     ------           ------           ------           ------
Total liabilities                                                    81,356           51,991           47,461           65,965
                                                                     ------           ------           ------           ------
Net assets applicable to contracts in accumulation period       $ 2,031,976      $ 1,867,896      $ 3,132,024      $ 2,850,015
Net assets applicable to contracts in payment period                     --               --               --               --
                                                                      -----           ------           ------          -------
Total net assets                                                $ 2,031,976      $ 1,867,896      $ 3,132,024      $ 2,850,015
                                                                ===========      ===========      ===========      ===========
Accumulation units outstanding                                    1,342,920        1,233,713        2,723,041        2,476,379
                                                                  =========        =========        =========        =========
Net asset value per accumulation unit                                $ 1.51           $ 1.51           $ 1.15           $ 1.15
                                                                     ======           ======           ======           ======


                                                                                                  Combined
                                                                                                  Variable
Assets                                                             1EG              2EG            Account
Investments in shares of mutual funds and portfolios:
  at cost                                                       $ 3,263,376      $ 2,093,976   $ 555,898,449
                                                                -----------      -----------   -------------
  at market value                                               $ 3,777,614      $ 2,420,059   $ 587,688,921
Dividends receivable                                                     --               --         949,243
Accounts receivable from IDS Life for contract
purchase payments                                                    55,796           43,162      10,336,407
Receivable from mutual funds and portfolios for share
redemptions                                                           2,285            1,161         106,688
                                                                      -----            -----         -------
Total assets                                                      3,835,695        2,464,382     599,081,259
                                                                  =========        =========     ===========

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee                                      2,285            1,161         330,787
Payable to mutual funds and portfolios for investments
purchased                                                            55,796           43,162       3,200,268
                                                                     ------           ------       ---------
Total liabilities                                                    58,081           44,323       3,531,055
                                                                     ------           ------       ---------
Net assets applicable to contracts in accumulation period       $ 3,777,614      $ 2,420,059   $ 595,438,152
Net assets applicable to contracts in payment period                     --               --         112,052
                                                                      -----            -----         -------
Total net assets                                                $ 3,777,614      $ 2,420,059   $ 595,550,204
                                                                ===========      ===========   =============
Accumulation units outstanding                                    2,872,085        1,838,182
                                                                  =========        =========
Net asset value per accumulation unit                                $ 1.32           $ 1.32
                                                                     ======           ======

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- AXP Retirement Advisor Variable Annuity (SM)

Statements of Operations
Period ended December 31, 1999

                                                                                    Segregated Asset Subaccounts(1)
Investment income                                                   BC1                BC2                BD1                BD2
Dividend income from mutual funds and portfolios                 $ 6,772            $ 5,765           $ 86,087            $ 59,818
Mortality and expense risk fee                                     9,359              6,367             11,304               6,238
                                                                   -----              -----             ------               -----
Investment income (loss) - net                                    (2,587)              (602)            74,783              53,580
                                                                  ======               ====             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              3,630             33,210            426,478             182,817
  Cost of investments sold                                         3,511             33,072            427,455             182,460
                                                                   -----             ------            -------             -------
Net realized gain (loss) on investments                              119                138               (977)                357
Net change in unrealized appreciation or
depreciation of investments                                      582,026            503,769            (23,216)             (9,773)
                                                                 -------            -------            -------              ------
Net gain (loss) on investments                                   582,145            503,907            (24,193)             (9,416)
                                                                 -------            -------            -------              ------
Net increase (decrease) in net assets resulting
from operations                                                $ 579,558          $ 503,305           $ 50,590            $ 44,164
                                                               =========          =========           ========            ========



Investment income                                                  CR1                CR2                CM1                CM2
Dividend income from mutual funds and portfolios               $ 183,607          $ 325,161          $ 516,305           $ 405,856
Mortality and expense risk fee                                     3,463              4,483             95,329              59,218
                                                                   -----              -----             ------              ------
Investment income (loss) - net                                   180,144            320,678            420,976             346,638
                                                                 =======            =======            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                             24,926             72,979             42,956           1,358,047
  Cost of investments sold                                        24,698             71,180             42,956           1,358,047
                                                                  ------             ------             ------           ---------
Net realized gain (loss) on investments                              228              1,799                 --                  --
Net change in unrealized appreciation or
depreciation of investments                                      129,521            200,310                (20)                (17)
                                                                 -------            -------                ---                 ---
Net gain (loss) on investments                                   129,749            202,109                (20)                (17)
                                                                 -------            -------                ---                 ---
Net increase (decrease) in net assets resulting
from operations                                                $ 309,893          $ 522,787          $ 420,956           $ 346,621
                                                               =========          =========          =========           =========



Investment income                                                   DE1                DE2                EI1                EI2
Dividend income from mutual funds and portfolios                 $ 7,449            $ 6,972          $ 112,895            $ 78,119
Mortality and expense risk fee                                     4,013              2,874             10,474               5,760
                                                                   -----              -----             ------               -----
Investment income (loss) - net                                     3,436              4,098            102,421              72,359
                                                                   =====              =====            =======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              1,777              1,143             89,091             129,710
  Cost of investments sold                                         1,735              1,125             88,848             130,694
                                                                   -----              -----             ------             -------
Net realized gain (loss) on investments                               42                 18                243                (984)
Net change in unrealized appreciation or
depreciation of investments                                       97,850             73,972             69,360              14,899
                                                                  ------             ------             ------              ------
Net gain (loss) on investments                                    97,892             73,990             69,603              13,915
                                                                  ------             ------             ------              ------
Net increase (decrease) in net assets resulting
from operations                                                $ 101,328           $ 78,088          $ 172,024            $ 86,274
                                                               =========           ========          =========            ========



Investment income                                                  FI1                FI2                GB1                GB2
Dividend income from mutual funds and portfolios                $ 87,849           $ 65,644           $ 13,388             $ 8,842
Mortality and expense risk fee                                    15,784              9,385              2,527               1,331
                                                                  ------              -----              -----               -----
Investment income (loss) - net                                    72,065             56,259             10,861               7,511
                                                                  ======             ======             ======               =====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                            278,632            769,739             77,446                 541
  Cost of investments sold                                       279,403            770,817             78,427                 546
                                                                 -------            -------             ------                 ---
Net realized gain (loss) on investments                             (771)            (1,078)              (981)                 (5)
Net change in unrealized appreciation or
depreciation of investments                                      (64,481)           (50,825)           (29,550)            (18,039)
                                                                 -------            -------            -------             -------
Net gain (loss) on investments                                   (65,252)           (51,903)           (30,531)            (18,044)
                                                                 -------            -------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                                  $ 6,813            $ 4,356          $ (19,670)          $ (10,533)
                                                                 =======            =======          =========           =========



Investment income                                                  GR1                GR2                IE1                 IE2
Dividend income from mutual funds and portfolios                 $ 9,895           $ 11,139          $ 148,076           $ 246,226
Mortality and expense risk fee                                    15,651             14,326              2,303               2,426
                                                                  ------             ------              -----               -----
Investment income (loss) - net                                    (5,756)            (3,187)           145,773             243,800
                                                                  ======             ======            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              6,098             25,509             16,038              47,489
  Cost of investments sold                                         5,812             23,642             15,686              47,208
                                                                   -----             ------             ------              ------
Net realized gain (loss) on investments                              286              1,867                352                 281
Net change in unrealized appreciation or
depreciation of investments                                    1,475,698          1,721,546            164,609             170,750
                                                               ---------          ---------            -------             -------
Net gain (loss) on investments                                 1,475,984          1,723,413            164,961             171,031
                                                               ---------          ---------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                              $ 1,470,228        $ 1,720,226          $ 310,734           $ 414,831
                                                             ===========        ===========          =========           =========



Investment income                                                  MF1                MF2                ND1                ND2
Dividend income from mutual funds and portfolios               $ 190,813          $ 147,789          $ 175,961           $ 161,503
Mortality and expense risk fee                                     7,149              4,395             35,949              27,115
                                                                   -----              -----             ------              ------
Investment income (loss) - net                                   183,664            143,394            140,012             134,388
                                                                 =======            =======            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                             25,527              5,288             25,765              10,338
  Cost of investments sold                                        25,118              5,379             24,430               9,975
                                                                  ------              -----             ------               -----
Net realized gain (loss) on investments                              409                (91)             1,335                 363
Net change in unrealized appreciation or
depreciation of investments                                      209,114            172,124          3,344,313           3,251,583
                                                                 -------            -------          ---------           ---------
Net gain (loss) on investments                                   209,523            172,033          3,345,648           3,251,946
                                                                 -------            -------          ---------           ---------
Net increase (decrease) in net assets resulting
from operations                                                $ 393,187          $ 315,427        $ 3,485,660         $ 3,386,334
                                                               =========          =========        ===========         ===========



Investment income                                                  SC1                SC2                SA1                SA2
Dividend income from mutual funds and portfolios                $ 13,105           $ 13,192          $ 157,457           $ 203,100
Mortality and expense risk fee                                     3,274              2,483              4,179               4,260
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                     9,831             10,709            153,278             198,840
                                                                   =====             ======            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              1,563          2,708,655              1,171              27,417
  Cost of investments sold                                         1,529          2,690,974              1,169              24,645
                                                                   -----          ---------              -----              ------
Net realized gain (loss) on investments                               34             17,681                  2               2,772
Net change in unrealized appreciation or
depreciation of investments                                      245,447            226,625            742,963             976,970
                                                                 -------            -------            -------             -------
Net gain (loss) on investments                                   245,481            244,306            742,965             979,742
                                                                 -------            -------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                                $ 255,312          $ 255,015          $ 896,243         $ 1,178,582
                                                               =========          =========          =========         ===========



Investment income                                                  1CA                2CA                1CD                2CD
Dividend income from mutual funds and portfolios               $ 104,087           $ 82,137                $--                 $--
Mortality and expense risk fee                                     6,666              4,145              2,242               1,528
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                    97,421             77,992             (2,242)             (1,528)
                                                                  ======             ======             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                             27,663                  4             27,014              21,602
  Cost of investments sold                                        25,765                  4             25,079              20,006
                                                                  ------                  -             ------              ------
Net realized gain (loss) on investments                            1,898                 --              1,935               1,596
Net change in unrealized appreciation or
depreciation of investments                                      859,149            681,227            290,076             256,676
                                                                 -------            -------            -------             -------
Net gain (loss) on investments                                   861,047            681,227            292,011             258,272
                                                                 -------            -------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                                $ 958,468          $ 759,219          $ 289,769           $ 256,744
                                                               =========          =========          =========           =========



Investment income                                                   1IF                2IF                1VA                2VA
Dividend income from mutual funds and portfolios                     $--                $--                $--                 $--
Mortality and expense risk fee                                     2,948              1,939              4,716               3,075
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                    (2,948)            (1,939)            (4,716)             (3,075)
                                                                  ======             ======             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  1             43,247             22,835              27,396
  Cost of investments sold                                             1             40,472             22,160              27,980
                                                                       -             ------             ------              ------
Net realized gain (loss) on investments                               --              2,775                675                (584)
Net change in unrealized appreciation or
depreciation of investments                                      583,598            485,309             (8,877)            (21,256)
                                                                 -------            -------             ------             -------
Net gain (loss) on investments                                   583,598            488,084             (8,202)            (21,840)
                                                                 -------            -------             ------             -------
Net increase (decrease) in net assets resulting
from operations                                                $ 580,650          $ 486,145          $ (12,918)          $ (24,915)
                                                               =========          =========          =========           =========



Investment income                                                   1GI                2GI                1MP                2MP
Dividend income from mutual funds and portfolios                     $--                $--           $ 52,306            $ 43,451
Mortality and expense risk fee                                    19,386             13,669              8,558               5,857
                                                                  ------             ------              -----               -----
Investment income (loss) - net                                   (19,386)           (13,669)            43,748              37,594
                                                                 =======            =======             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                 19                 17                 13             266,497
  Cost of investments sold                                            19                 17                 13             256,449
                                                                      --                 --                 --             -------
Net realized gain (loss) on investments                               --                 --                 --              10,048
Net change in unrealized appreciation or
depreciation of investments                                      553,369            491,493          1,140,720             971,702
                                                                 -------            -------          ---------             -------
Net gain (loss) on investments                                   553,369            491,493          1,140,720             981,750
                                                                 -------            -------          ---------             -------
Net increase (decrease) in net assets resulting
from operations                                                $ 533,983          $ 477,824        $ 1,184,468         $ 1,019,344
                                                               =========          =========        ===========         ===========



Investment income                                                   1OS                2OS                1RE                 2RE
Dividend income from mutual funds and portfolios                     $--                $--                $--                 $--
Mortality and expense risk fee                                     4,319              3,218                675                 727
                                                                   -----              -----                ---                 ---
Investment income (loss) - net                                    (4,319)            (3,218)              (675)               (727)
                                                                  ======             ======               ====                ====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              6,577            265,613             11,057                   3
  Cost of investments sold                                         6,508            260,557             11,175                   3
                                                                   -----            -------             ------                   -
Net realized gain (loss) on investments                               69              5,056               (118)                 --
Net change in unrealized appreciation or
depreciation of investments                                      513,957            475,663             18,355              22,614
                                                                 -------            -------             ------              ------
Net gain (loss) on investments                                   514,026            480,719             18,237              22,614
                                                                 -------            -------             ------              ------
Net increase (decrease) in net assets resulting
from operations                                                $ 509,707          $ 477,501           $ 17,562            $ 21,887
                                                               =========          =========           ========            ========



Investment income                                                    1SI                2SI                1IS                2IS
Dividend income from mutual funds and portfolios                     $--                $--                $--                 $--
Mortality and expense risk fee                                       430                467              1,094                 529
                                                                     ---                ---              -----                 ---
Investment income (loss) - net                                      (430)              (467)            (1,094)               (529)
                                                                    ====               ====             ======                ====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                 --                318                  3              45,191
  Cost of investments sold                                            --                320                  3              45,194
                                                                     ---                ---                  -              ------
Net realized gain (loss) on investments                               --                 (2)                --                  (3)
Net change in unrealized appreciation or
depreciation of investments                                       17,650             21,497             46,155              32,184
                                                                  ------             ------             ------              ------
Net gain (loss) on investments                                    17,650             21,495             46,155              32,181
                                                                  ------             ------             ------              ------
Net increase (decrease) in net assets resulting
from operations                                                 $ 17,220           $ 21,028           $ 45,061            $ 31,652
                                                                ========           ========           ========            ========



Investment income                                                  1SE                2SE                1UE                2UE
Dividend income from mutual funds and portfolios                 $ 4,992            $ 3,582          $ 121,813           $ 113,993
Mortality and expense risk fee                                     3,021              1,640             11,183               8,056
                                                                   -----              -----             ------               -----
Investment income (loss) - net                                     1,971              1,942            110,630             105,937
                                                                   =====              =====            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  5              5,860             35,994              14,432
  Cost of investments sold                                             5              5,603             33,790              13,640
                                                                       -              -----             ------              ------
Net realized gain (loss) on investments                               --                257              2,204                 792
Net change in unrealized appreciation or
depreciation of investments                                      291,563            203,877            593,778             531,746
                                                                 -------            -------            -------             -------
Net gain (loss) on investments                                   291,563            204,134            595,982             532,538
                                                                 =======            =======            =======             =======
Net increase (decrease) in net assets resulting
from operations                                                $ 293,534          $ 206,076          $ 706,612           $ 638,475
                                                               =========          =========          =========           =========



Investment income                                                  1MC                2MC                1IP                2IP
Dividend income from mutual funds and portfolios                $ 11,299            $ 9,907           $ 20,808            $ 18,758
Mortality and expense risk fee                                     2,052              1,445              2,668               2,027
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                     9,247              8,462             18,140              16,731
                                                                   =====              =====             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                              1,596             63,300              8,785               5,072
  Cost of investments sold                                         1,561             64,252              8,591               4,985
                                                                   -----             ------              -----               -----
Net realized gain (loss) on investments                               35               (952)               194                  87
Net change in unrealized appreciation or
depreciation of investments                                       31,577             26,514            130,688             117,423
                                                                  ------             ------            -------             -------
Net gain (loss) on investments                                    31,612             25,562            130,882             117,510
                                                                  ------             ------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                                 $ 40,859           $ 34,024          $ 149,022           $ 134,241
                                                                ========           ========          =========           =========



Investment income                                                  1IN1               2IN1               1VS1               2VS1
Dividend income from mutual funds and portfolios                     $--                $--          $ 537,157           $ 426,628
Mortality and expense risk fee                                    11,652              6,830              9,068               5,054
                                                                  ------              -----              -----               -----
Investment income (loss) - net                                   (11,652)            (6,830)           528,089             421,574
                                                                 =======             ======            =======             =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  7                 14                 14                   9
  Cost of investments sold                                             7                 14                 14                   9
                                                                       -                 --                 --                   -
Net realized gain (loss) on investments                               --                 --                 --                  --
Net change in unrealized appreciation or
depreciation of investments                                    2,463,909          1,843,265          1,009,011             675,643
                                                               ---------          ---------          ---------             -------
Net gain (loss) on investments                                 2,463,909          1,843,265          1,009,011             675,643
                                                               ---------          ---------          ---------             -------
Net increase (decrease) in net assets resulting
from operations                                              $ 2,452,257        $ 1,836,435        $ 1,537,100         $ 1,097,217
                                                             ===========        ===========        ===========         ===========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                                 1MI1               2MI1                 1SV2               2SV2
Dividend income from mutual funds and portfolios               $ 140,724           $ 97,888                $--                 $--
Mortality and expense risk fee                                     2,104              1,031              2,131               1,787
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                   138,620             96,857             (2,131)             (1,787)
                                                                 =======             ======             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  2            326,475              2,099              48,587
  Cost of investments sold                                             2            323,822              2,113              47,864
                                                                       -            -------              -----              ------
Net realized gain (loss) on investments                               --              2,653                (14)                723
Net change in unrealized appreciation or
depreciation of investments                                       61,546             30,214            124,025             138,233
                                                                  ------             ------            -------             -------
Net gain (loss) on investments                                    61,546             32,867            124,011             138,956
                                                                  ------             ------            -------             -------
Net increase (decrease) in net assets resulting
from operations                                                $ 200,166          $ 129,724          $ 121,880           $ 137,169
                                                               =========          =========          =========           =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                                  1IT1               2IT1               1SP1               2SP1
Dividend income from mutual funds and portfolios                     $--                $--                $--                 $--
Mortality and expense risk fee                                     1,448              1,112              2,628               1,851
                                                                   -----              -----              -----               -----
Investment income (loss) - net                                    (1,448)            (1,112)            (2,628)             (1,851)
                                                                  ======             ======             ======              ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                255                 --                  2                  --
  Cost of investments sold                                           254                 --                  2                  --
                                                                     ---                                     -
Net realized gain (loss) on investments                                1                 --                 --                  --
Net change in unrealized appreciation or
depreciation of investments                                      355,633            335,224            198,642             178,851
                                                                 -------            -------            -------             -------
Net gain (loss) on investments                                   355,634            335,224            198,642             178,851
                                                                 =======            =======            =======             =======
Net increase (decrease) in net assets resulting
from operations                                                $ 354,186          $ 334,112          $ 196,014           $ 177,000
                                                               =========          =========          =========           =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.


                                                                                                     Combined
                                                                                                     Variable
Investment income                                                  1EG2               2EG2            Account
Dividend income from mutual funds and portfolios                $ 19,793           $ 12,276        $ 5,270,384
Mortality and expense risk fee                                     3,459              1,699            541,553
                                                                   -----              -----            -------
Investment income (loss) - net                                    16,334             10,577          4,728,831
                                                                  ======             ======          =========

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  1                945          7,672,504
  Cost of investments sold                                             1                899          7,619,694
                                                                       -                ---          ---------
Net realized gain (loss) on investments                               --                 46             52,810
Net change in unrealized appreciation or
depreciation of investments                                      514,238            326,083         31,790,472
                                                                 -------            -------         ----------
Net gain (loss) on investments                                   514,238            326,129         31,843,282
                                                                 -------            -------         ----------
Net increase (decrease) in net assets resulting
from operations                                                $ 530,572          $ 336,706       $ 36,572,113
                                                               =========          =========       ============

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                       Segregated Asset Subaccounts1
Operations                                                      BC1           BC2            BD1           BD2
Investment income (loss) - net                              $ (2,587)       $ (602)      $ 74,783      $ 53,580
Net realized gain (loss) on investments                          119           138           (977)          357
Net change in unrealized appreciation or
depreciation of investments                                  582,026       503,769        (23,216)       (9,773)
                                                             -------       -------        -------        ------
Net increase (decrease) in net assets
resulting from operations                                    579,558       503,305         50,590        44,164
                                                             =======       =======         ======        ======

Contract transactions
Contract purchase payments                                 7,433,114     7,101,931     11,484,828     6,956,813
Net transfers2                                             1,035,077       734,585        313,214       345,360
Transfers for policy loans                                        --            --             --        (4,036)
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                          (4,464)       (3,533)        (3,858)      (43,861)
  Death benefits                                                  --            --         (3,768)       (6,048)
                                                              ------        ------         ------        ------
Increase (decrease) from contract transactions             8,463,727     7,832,983     11,790,416     7,248,228
                                                           ---------     ---------     ----------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------     ----------     ---------
Net assets at end of year                                $ 9,043,285   $ 8,336,288   $ 11,841,006   $ 7,292,392
                                                         ===========   ===========   ============   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 7,162,609     6,810,380     11,373,968     6,895,987
Net transfers2                                               986,160       696,257        308,700       343,400
Transfers for policy loans                                        --            --             --        (4,057)
Contract terminations:
  Surrender benefits                                          (4,068)       (3,259)        (3,810)      (43,401)
  Death benefits                                                  --            --         (3,724)       (5,976)
                                                            --------       -------         ------        ------
Units outstanding at end of year                           8,144,701     7,503,378     11,675,134     7,185,953
                                                           =========     =========     ==========     =========


1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                     Segregated Asset Subaccounts1
Operations                                                     CR1           CR2            CM1           CM2
Investment income (loss) - net                             $ 180,144     $ 320,678      $ 420,976     $ 346,638
Net realized gain (loss) on investments                          228         1,799             --            --
Net change in unrealized appreciation or
depreciation of investments                                  129,521       200,310            (20)          (17)
                                                             -------       -------            ---           ---
Net increase (decrease) in net assets resulting
from operations                                              309,893       522,787        420,956       346,621
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 3,111,030     5,526,328    109,375,412    85,241,344
Net transfers2                                               263,751        97,735    (21,277,400)  (19,097,300)
Transfers for policy loans                                        --            --             --      (135,836)
Annuity payments                                                  --          (278)            --            --
Contract terminations:
  Surrender benefits                                          (4,351)       (8,934)       (24,995)      (37,313)
  Death benefits                                                  --            --       (114,657)      (39,975)
                                                              ------       -------       --------       -------
Increase (decrease) from contract transactions             3,370,430     5,614,851     87,958,360    65,930,920
                                                           ---------     ---------     ----------    ----------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------     ----------    ----------
Net assets at end of year                                $ 3,680,323   $ 6,137,638   $ 88,379,316  $ 66,277,541
                                                         ===========   ===========   ============  ============

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 2,978,006     5,287,001    108,634,311    84,680,749
Net transfers2                                               253,016        99,898    (21,071,326)  (18,947,088)
Transfers for policy loans                                        --            --             --      (134,817)
Contract terminations:
  Surrender benefits                                          (4,021)      (54,010)       (24,769)      (37,017)
  Death benefits                                                  --            --       (113,923)      (39,703)
                                                              ------        ------       --------       -------
Units outstanding at end of year                           3,227,001     5,332,889     87,424,293    65,522,124
                                                           =========     =========     ==========    ==========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                      Segregated Asset Subaccounts1
Operations                                                     DE1           DE2            EI1           EI2
Investment income (loss) - net                               $ 3,436       $ 4,098      $ 102,421      $ 72,359
Net realized gain (loss) on investments                           42            18            243          (984)
Net change in unrealized appreciation or
depreciation of investments                                   97,850        73,972         69,360        14,899
                                                              ------        ------         ------        ------
Net increase (decrease) in net assets
resulting from operations                                    101,328        78,088        172,024        86,274
                                                             =======        ======        =======        ======

Contract transactions
Contract purchase payments                                 3,052,274     2,819,613      9,162,394     7,046,617
Net transfers2                                               381,448       347,588        919,468       740,456
Transfers for policy loans                                        --        (2,929)            --        (1,362)
Annuity payments                                                  --            --           (167)           --
Contract terminations:
  Surrender benefits                                          (1,452)       (3,891)        (4,008)       (4,745)
  Death benefits                                              (3,792)       (6,160)            --            --
                                                              ------        ------        -------        ------
Increase (decrease) from contract transactions             3,428,478     3,154,221     10,077,687     7,780,966
                                                           ---------     ---------     ----------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------     ----------     ---------
Net assets at end of year                                $ 3,529,806   $ 3,232,309   $ 10,249,711   $ 7,867,240
                                                         ===========   ===========   ============   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 3,066,645     2,814,906      9,219,216     7,069,480
Net transfers2                                               379,466       346,936        932,432       710,749
Transfers for policy loans                                        --        (2,892)            --        (1,370)
Contract terminations:
  Surrender benefits                                          (1,433)       (3,849)       (14,643)       (4,765)
  Death benefits                                              (3,740)       (6,074)            --            --
                                                              ------        ------         ------        ------
Units outstanding at end of year                           3,440,938     3,149,027     10,137,005     7,774,094
                                                           =========     =========     ==========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                      Segregated Asset Subaccounts1
Operations                                                     FI1           FI2            GB1           GB2
Investment income (loss) - net                              $ 72,065      $ 56,259       $ 10,861       $ 7,511
Net realized gain (loss) on investments                         (771)       (1,078)          (981)           (5)
Net change in unrealized appreciation or
depreciation of investments                                  (64,481)      (50,825)       (29,550)      (18,039)
                                                             -------       -------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                      6,813         4,356        (19,670)      (10,533)
                                                               =====         =====        =======       =======

Contract transactions
Contract purchase payments                                14,336,568    12,246,539      2,072,704     1,343,061
Net transfers2                                            (1,420,267)   (1,058,145)       317,070       223,877
Transfers for policy loans                                        --            --             --        (2,046)
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                         (88,589)      (11,705)        (1,525)         (732)
  Death benefits                                              (7,507)      (12,024)            --            --
                                                              ------       -------          -----        ------
Increase (decrease) from contract transactions            12,820,205    11,164,665      2,388,249     1,564,160
                                                          ----------    ----------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                          ----------    ----------      ---------     ---------
Net assets at end of year                               $ 12,827,018  $ 11,169,021    $ 2,368,579   $ 1,553,627
                                                        ============  ============    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                14,318,437    12,212,010      2,054,070     1,332,987
Net transfers2                                            (1,426,679)   (1,053,115)       315,167       221,882
Transfers for policy loans                                        --            --             --        (2,024)
Contract terminations:
  Surrender benefits                                         (88,311)      (11,669)        (1,506)         (729)
  Death benefits                                              (7,482)      (11,980)            --            --
                                                              ------       -------          -----        ------
Units outstanding at end of year                          12,795,965    11,135,246      2,367,731     1,552,116
                                                          ==========    ==========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.


                                                                       Segregated Asset Subaccounts1
Operations                                                     GR1           GR2            IE1           IE2
Investment income (loss) - net                              $ (5,756)     $ (3,187)     $ 145,773     $ 243,800
Net realized gain (loss) on investments                          286         1,867            352           281
Net change in unrealized appreciation
or depreciation of investments                             1,475,698     1,721,546        164,609       170,750
                                                           ---------     ---------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                  1,470,228     1,720,226        310,734       414,831
                                                           =========     =========        =======       =======

Contract transactions
Contract purchase payments                                12,920,916    16,592,001      2,134,769     2,647,146
Net transfers2                                             1,906,148     1,670,102        322,635       220,086
Transfers for policy loans                                        --       (17,061)            --            --
Annuity payments                                                  --          (247)            --            --
Contract terminations:
  Surrender benefits                                          (4,649)       (9,364)        (2,239)       (2,526)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions            14,822,415    18,235,431      2,455,165     2,864,706
                                                          ----------    ----------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                          ----------    ----------      ---------     ---------
Net assets at end of year                               $ 16,292,643  $ 19,955,657    $ 2,765,899   $ 3,279,537
                                                        ============  ============    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                12,046,112    15,400,990      1,892,810     2,385,192
Net transfers2                                             1,770,848     1,533,999        282,373       192,407
Transfers for policy loans                                        --       (15,706)            --            --
Contract terminations:
  Surrender benefits                                          (4,032)      (28,026)        (1,878)       (2,235)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                          13,812,928    16,891,257      2,173,305     2,575,364
                                                          ==========    ==========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.


                                                                       Segregated Asset Subaccounts1
Operations                                                     MF1           MF2            ND1           ND2
Investment income (loss) - net                             $ 183,664     $ 143,394      $ 140,012     $ 134,388
Net realized gain (loss) on investments                          409           (91)         1,335           363
Net change in unrealized appreciation or
depreciation of investments                                  209,114       172,124      3,344,313     3,251,583
                                                             -------       -------      ---------     ---------
Net increase (decrease) in net assets
resulting from operations                                    393,187       315,427      3,485,660     3,386,334
                                                             =======       =======      =========     =========

Contract transactions
Contract purchase payments                                 6,071,982     5,083,910     31,310,027    30,126,003
Net transfers2                                               644,363       284,874      3,851,864     4,080,510
Transfers for policy loans                                        --            --             --        (8,431)
Annuity payments                                                  --            --           (247)       (1,064)
Contract terminations:
  Surrender benefits                                          (1,336)       (6,202)       (12,517)      (21,866)
  Death benefits                                                  --            --         (3,906)       (6,397)
                                                             -------       -------         ------        ------
Increase (decrease) from contract transactions             6,715,009     5,362,582     35,145,221    34,168,755
                                                           ---------     ---------     ----------    ----------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------     ----------    ----------
Net assets at end of year                                $ 7,108,196   $ 5,678,009   $ 38,630,881  $ 37,555,089
                                                         ===========   ===========   ============  ============

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 5,922,803     4,952,443     28,968,153    27,841,928
Net transfers2                                               617,528       273,875      3,544,018     3,800,123
Transfers for policy loans                                        --            --             --        (7,719)
Contract terminations:
  Surrender benefits                                          (1,245)       (6,019)       (25,986)      (91,026)
  Death benefits                                                  --            --         (3,601)       (5,895)
                                                             -------       -------         ------        ------
Units outstanding at end of year                           6,539,086     5,220,299     32,482,584    31,537,411
                                                           =========     =========     ==========    ==========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                     Segregated Asset Subaccounts1
Operations                                                     SC1           SC2            SA1           SA2
Investment income (loss) - net                               $ 9,831      $ 10,709      $ 153,278     $ 198,840
Net realized gain (loss) on investments                           34        17,681              2         2,772
Net change in unrealized appreciation or
depreciation of investments                                  245,447       226,625        742,963       976,970
                                                             -------       -------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                    255,312       255,015        896,243     1,178,582
                                                             =======       =======        =======     =========

Contract transactions
Contract purchase payments                                 2,653,515     2,663,423      4,360,849     4,744,466
Net transfers2                                               497,807       424,091        654,792       859,140
Transfers for policy loans                                        --        (1,155)            --            --
Annuity payments                                                (143)           --             --            --
Contract terminations:
  Surrender benefits                                          (1,717)         (529)        (5,671)      (10,331)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             3,149,462     3,085,830      5,009,970     5,593,275
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                                $ 3,404,774   $ 3,340,845    $ 5,906,213   $ 6,771,857
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 2,555,169     2,569,999      3,400,022     3,813,282
Net transfers2                                               484,382       401,900        505,167       664,753
Transfers for policy loans                                        --        (1,113)            --            --
Contract terminations:
  Surrender benefits                                         (10,442)         (495)        (4,056)       (7,790)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           3,029,109     2,970,291      3,901,133     4,470,245
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.


                                                                     Segregated Asset Subaccounts1
Operations                                                     1CA           2CA            1CD           2CD
Investment income (loss) - net                              $ 97,421      $ 77,992       $ (2,242)     $ (1,528)
Net realized gain (loss) on investments                        1,898            --          1,935         1,596
Net change in unrealized appreciation or
depreciation of investments                                  859,149       681,227        290,076       256,676
                                                             -------       -------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                    958,468       759,219        289,769       256,744
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 5,107,384     4,183,527      1,839,913     1,383,121
Net transfers2                                               711,052       756,963        262,326       482,191
Transfers for policy loans                                        --             9             --            --
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                             (75)         (658)           (44)          (28)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             5,818,361     4,939,841      2,102,195     1,865,284
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                                $ 6,776,829   $ 5,699,060    $ 2,391,964   $ 2,122,028
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 4,542,912     3,684,401      1,659,747     1,256,610
Net transfers2                                               617,051       652,901        232,656       421,210
Transfers for policy loans                                        --            --             --            --
Contract terminations:
  Surrender benefits                                             (62)         (554)           (38)          (24)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           5,159,901     4,336,748      1,892,365     1,677,796
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                       Segregated Asset Subaccounts1
Operations                                                      1IF           2IF            1VA           2VA
Investment income (loss) - net                              $ (2,948)     $ (1,939)      $ (4,716)     $ (3,075)
Net realized gain (loss) on investments                           --         2,775            675          (584)
Net change in unrealized appreciation or
depreciation of investments                                  583,598       485,309         (8,877)      (21,256)
                                                             -------       -------         ------       -------
Net increase (decrease) in net assets
resulting from operations                                    580,650       486,145        (12,918)      (24,915)
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 1,999,856     1,691,173      3,777,935     2,999,761
Net transfers2                                               429,804       407,485        628,524       393,293
Transfers for policy loans                                        --        (5,437)            --             2
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                            (187)       (3,430)        (1,241)       (2,258)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             2,429,473     2,089,791      4,405,218     3,390,798
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                                $ 3,010,123   $ 2,575,936    $ 4,392,300   $ 3,365,883
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 1,730,284     1,454,910      4,092,189     3,231,208
Net transfers2                                               363,593       342,202        684,142       428,242
Transfers for policy loans                                        --        (3,831)            --            --
Contract terminations:
  Surrender benefits                                            (143)       (2,631)        (1,366)       (2,487)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           2,093,734     1,790,650      4,774,965     3,656,963
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                       Segregated Asset Subaccounts1
Operations                                                     1GI           2GI            1MP           2MP
Investment income (loss) - net                             $ (19,386)    $ (13,669)      $ 43,748      $ 37,594
Net realized gain (loss) on investments                           --            --             --        10,048
Net change in unrealized appreciation
or depreciation of investments                               553,369       491,493      1,140,720       971,702
                                                             -------       -------      ---------       -------
Net increase (decrease) in net assets
resulting from operations                                    533,983       477,824      1,184,468     1,019,344
                                                             =======       =======      =========     =========

Contract transactions
Contract purchase payments                                15,741,210    13,409,862      6,375,769     5,111,676
Net transfers2                                             2,672,550     2,443,726      1,062,042       995,983
Transfers for policy loans                                        --        (4,840)            --        (2,566)
Annuity payments                                                  --            --             --          (248)
Contract terminations:
  Surrender benefits                                          (2,211)       (8,767)        (2,185)       (8,145)
  Death benefits                                              (7,577)      (12,280)        (3,888)       (6,420)
                                                              ------       -------         ------        ------
Increase (decrease) from contract transactions            18,403,972    15,827,701      7,431,738     6,090,280
                                                          ----------    ----------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                          ----------    ----------      ---------     ---------
Net assets at end of year                               $ 18,937,955  $ 16,305,525    $ 8,616,206   $ 7,109,624
                                                        ============  ============    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                15,529,921    13,239,175      5,965,971     4,839,333
Net transfers2                                             2,617,031     2,388,834        984,780       905,320
Transfers for policy loans                                        --        (4,699)            --        (2,341)
Contract terminations:
  Surrender benefits                                          (2,129)       (8,488)        (2,102)      (26,910)
  Death benefits                                              (7,402)      (11,991)        (3,636)       (6,001)
                                                              ------       -------         ------        ------
Units outstanding at end of year                          18,137,421    15,602,831      6,945,013     5,709,401
                                                          ==========    ==========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                        Segregated Asset Subaccounts1
Operations                                                      1OS           2OS            1RE           2RE
Investment income (loss) - net                              $ (4,319)     $ (3,218)        $ (675)       $ (727)
Net realized gain (loss) on investments                           69         5,056           (118)           --
Net change in unrealized appreciation or
depreciation of investments                                  513,957       475,663         18,355        22,614
                                                             -------       -------         ------        ------
Net increase (decrease) in net assets
resulting from operations                                    509,707       477,501         17,562        21,887
                                                             =======       =======         ======        ======

Contract transactions
Contract purchase payments                                 3,319,653     3,100,261        453,462       644,456
Net transfers2                                               601,976       622,039        187,577       187,834
Transfers for policy loans                                        --          (696)            --            --
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                          (1,621)       (1,152)          (303)           --
  Death benefits                                                  --            --         (3,695)       (5,874)
                                                             -------      --------         ------        ------
Increase (decrease) from contract transactions             3,920,008     3,720,452        637,041       826,416
                                                           ---------     ---------        -------       -------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------        -------       -------
Net assets at end of year                                $ 4,429,715   $ 4,197,953      $ 654,603     $ 848,303
                                                         ===========   ===========      =========     =========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 3,063,564     2,864,852        493,488       691,728
Net transfers2                                               549,802       557,449        194,209       199,636
Transfers for policy loans                                        --          (636)            --            --
Contract terminations:
  Surrender benefits                                          (1,550)       (1,007)          (325)           --
  Death benefits                                                  --            --         (4,001)       (6,359)
                                                             -------      --------         ------        ------
Units outstanding at end of year                           3,611,816     3,420,658        683,371       885,005
                                                           =========     =========        =======       =======

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                        Segregated Asset Subaccounts1
Operations                                                      1SI           2SI            1IS           2IS
Investment income (loss) - net                                $ (430)       $ (467)      $ (1,094)       $ (529)
Net realized gain (loss) on investments                           --            (2)            --            (3)
Net change in unrealized appreciation or
depreciation of investments                                   17,650        21,497         46,155        32,184
                                                              ------        ------         ------        ------
Net increase (decrease) in net assets
resulting from operations                                     17,220        21,028         45,061        31,652
                                                              ------        ------         ------        ------

Contract transactions
Contract purchase payments                                   390,967       443,196        882,752       817,794
Net transfers2                                               159,814       100,926        143,139        62,525
Transfers for policy loans                                        --        (1,367)            --            --
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                            (834)           --         (1,666)         (403)
  Death benefits                                                  --            --             --            --
                                                             -------       -------        -------        ------
Increase (decrease) from contract transactions               549,947       542,755      1,024,225       879,916
Net assets at beginning of year                                   --            --             --            --
                                                             -------       -------        -------        ------
Net assets at end of year                                  $ 567,167     $ 563,783    $ 1,069,286     $ 911,568
                                                           =========     =========    ===========     =========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                   418,504       477,931        907,205       834,324
Net transfers2                                               172,094       109,379        147,298        63,196
Transfers for policy loans                                        --        (1,464)            --            --
Contract terminations:
  Surrender benefits                                            (886)           --         (1,648)         (413)
  Death benefits                                                  --            --             --            --
                                                              ------        ------        -------        ------
Units outstanding at end of year                             589,712       585,846      1,052,855       897,107
                                                             =======       =======      =========       =======

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                        Segregated Asset Subaccounts1
Operations                                                     1SE           2SE            1UE           2UE
Investment income (loss) - net                               $ 1,971       $ 1,942      $ 110,630     $ 105,937
Net realized gain (loss) on investments                           --           257          2,204           792
Net change in unrealized appreciation or
depreciation of investments                                  291,563       203,877        593,778       531,746
                                                             -------       -------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                    293,534       206,076        706,612       638,475
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 2,253,298     1,589,356      8,368,472     7,827,059
Net transfers2                                               472,295       329,796      1,880,455     1,490,338
Transfers for policy loans                                        --            --             --        (4,373)
Annuity payments                                                  --            --             --          (244)
Contract terminations:
  Surrender benefits                                          (2,057)         (461)        (2,416)      (38,299)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             2,723,536     1,918,691     10,246,511     9,274,481
                                                           ---------     ---------     ----------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------     ----------     ---------
Net assets at end of year                                $ 3,017,070   $ 2,124,767   $ 10,953,123   $ 9,912,956
                                                         ===========   ===========   ============   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 2,204,317     1,557,541      8,137,134     7,616,924
Net transfers2                                               462,798       319,102      1,816,102     1,423,309
Transfers for policy loans                                        --            --             --        (4,147)
Contract terminations:
  Surrender benefits                                          (1,862)         (434)        (2,220)      (55,159)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           2,665,253     1,876,209      9,951,016     8,980,927
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                      Segregated Asset Subaccounts1
Operations                                                     1MC           2MC            1IP           2IP
Investment income (loss) - net                               $ 9,247       $ 8,462       $ 18,140      $ 16,731
Net realized gain (loss) on investments                           35          (952)           194            87
Net change in unrealized appreciation or
depreciation of investments                                   31,577        26,514        130,688       117,423
                                                              ------        ------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                     40,859        34,024        149,022       134,241
                                                              ======        ======        =======       =======

Contract transactions
Contract purchase payments                                 1,624,627     1,278,447      1,993,477     1,541,460
Net transfers2                                               251,809       239,262        538,601       450,491
Transfers for policy loans                                        --        (2,265)            --            --
Annuity payments                                                (193)           --           (199)           --
Contract terminations:
  Surrender benefits                                              --            --             --        (4,011)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             1,876,243     1,515,444      2,531,879     1,987,940
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                                $ 1,917,102   $ 1,549,468    $ 2,680,901   $ 2,122,181
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 1,751,803     1,378,191      1,973,700     1,540,067
Net transfers2                                               284,474       257,926        543,216       445,014
Transfers for policy loans                                        --        (2,417)            --            --
Contract terminations:
  Surrender benefits                                         (13,553)           --        (12,513)       (3,963)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           2,022,724     1,633,700      2,504,403     1,981,118
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.


                                                                   Segregated Asset Subaccounts
Operations                                                    1IN1          2IN1           1VS1          2VS1
Investment income (loss) - net                             $ (11,652)     $ (6,830)     $ 528,089     $ 421,574
Net realized gain (loss) on investments                           --            --             --            --
Net change in unrealized appreciation or
depreciation of investments                                2,463,909     1,843,265      1,009,011       675,643
                                                           ---------     ---------      ---------       -------
Net increase (decrease) in net assets
resulting from operations                                  2,452,257     1,836,435      1,537,100     1,097,217
                                                           =========     =========      =========     =========

Contract transactions
Contract purchase payments                                 8,535,266     5,909,629      7,028,603     4,793,250
Net transfers3                                             1,430,140     1,468,630      1,252,334     1,037,971
Transfers for policy loans                                        --          (723)            --        (6,501)
Annuity payments                                                  --            --             --          (252)
Contract terminations:
  Surrender benefits                                          (4,850)       (2,266)          (696)       (3,664)
  Death benefits                                              (4,125)       (6,903)            --            --
                                                              ------        ------       --------        ------
Increase (decrease) from contract transactions             9,956,431     7,368,367      8,280,241     5,820,804
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                               $ 12,408,688   $ 9,204,802    $ 9,817,341   $ 6,918,021
                                                        ============   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 7,060,160     4,917,565      6,168,604     4,236,058
Net transfers3                                             1,146,075     1,169,160      1,076,943       874,498
Transfers for policy loans                                        --          (479)            --        (5,052)
Contract terminations:
  Surrender benefits                                          (3,252)       (1,698)          (544)      (21,947)
  Death benefits                                              (3,386)       (5,665)            --            --
                                                              ------        ------        -------      --------
Units outstanding at end of year                           8,199,597     6,078,883      7,245,003     5,083,557
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                       Segregated Asset Subaccounts
Operations                                                    1MI1          2MI1           1SV2          2SV2
Investment income (loss) - net                             $ 138,620      $ 96,857       $ (2,131)     $ (1,787)
Net realized gain (loss) on investments                           --         2,653            (14)          723
Net change in unrealized appreciation or
depreciation of investments                                   61,546        30,214        124,025       138,233
                                                              ------        ------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                    200,166       129,724        121,880       137,169
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 1,609,563     1,028,429      1,572,645     1,669,098
Net transfers3                                               363,725       257,313        514,208       256,673
Transfers for policy loans                                        --            --             --          (698)
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                             (22)           (1)            --       (36,183)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             1,973,266     1,285,741      2,086,853     1,888,890
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------       --------     ---------
Net assets at end of year                                $ 2,173,432   $ 1,415,465    $ 2,208,733   $ 2,026,059
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 1,539,605       983,406      1,539,862     1,657,064
Net transfers3                                               346,461       244,164        503,505       250,547
Transfers for policy loans                                        --            --             --          (669)
Contract terminations:
  Surrender benefits                                             (21)           --             --       (33,890)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           1,886,045     1,227,570      2,043,367     1,873,052
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                        Segregated Asset Subaccounts
Operations                                                     1IT1          2IT1           1SP1          2SP1
Investment income (loss) - net                              $ (1,448)     $ (1,112)      $ (2,628)     $ (1,851)
Net realized gain (loss) on investments                            1            --             --            --
Net change in unrealized appreciation or
depreciation of investments                                  355,633       335,224        198,642       178,851
                                                             -------       -------        -------       -------
Net increase (decrease) in net assets
resulting from operations                                    354,186       334,112        196,014       177,000
                                                             =======       =======        =======       =======

Contract transactions
Contract purchase payments                                 1,310,346     1,184,921      2,500,578     2,150,975
Net transfers3                                               367,444       349,599        436,774       527,819
Transfers for policy loans                                        --          (706)            --        (5,051)
Annuity payments                                                  --            --             --            --
Contract terminations:
  Surrender benefits                                              --           (30)        (1,342)         (728)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Increase (decrease) from contract transactions             1,677,790     1,533,784      2,936,010     2,673,015
                                                           ---------     ---------      ---------     ---------
Net assets at beginning of year                                   --            --             --            --
                                                           ---------     ---------      ---------     ---------
Net assets at end of year                                $ 2,031,976   $ 1,867,896    $ 3,132,024   $ 2,850,015
                                                         ===========   ===========    ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year                            --            --             --            --
Contract purchase payments                                 1,062,898       934,849      2,318,078     1,988,261
Net transfers3                                               280,022       299,511        406,223       493,274
Transfers for policy loans                                        --          (626)            --        (4,487)
Contract terminations:
  Surrender benefits                                              --           (21)        (1,260)         (669)
  Death benefits                                                  --            --             --            --
                                                            --------       -------        -------        ------
Units outstanding at end of year                           1,342,920     1,233,713      2,723,041     2,476,379
                                                           =========     =========      =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

                                                                Segregated Asset Subaccounts
                                                                                            Combined
                                                                                            Variable
Operations                                                    1EG2          2EG2             Account
Investment income (loss) - net                              $ 16,334      $ 10,577       $ 4,728,831
Net realized gain (loss) on investments                           --            46            52,810
Net change in unrealized appreciation or
depreciation of investments                                  514,238       326,083        31,790,472
                                                             -------       -------        ----------
Net increase (decrease) in net assets
resulting from operations                                    530,572       336,706        36,572,113
                                                             =======       =======        ==========

Contract transactions
Contract purchase payments                                 2,696,796     1,724,400       553,484,000
Net transfers3                                               552,346       362,709         6,425,430
Transfers for policy loans                                        --            --          (208,068)
Annuity payments                                                  --            --            (3,282)
Contract terminations:
  Surrender benefits                                          (2,100)       (3,756)         (464,993)
  Death benefits                                                  --            --          (254,996)
                                                            --------      --------          --------
Increase (decrease) from contract transactions             3,247,042     2,083,353       558,978,091
Net assets at beginning of year                                   --            --                --
                                                            --------       -------        ----------
Net assets at end of year                                $ 3,777,614   $ 2,420,059     $ 595,550,204
                                                         ===========   ===========     =============

Accumulation unit activity
Units outstanding at beginning of year                            --            --
Contract purchase payments                                 2,390,678     1,523,280
Net transfers3                                               483,019       318,154
Transfers for policy loans                                        --            --
Contract terminations:
  Surrender benefits                                          (1,612)       (3,252)
  Death benefits                                                  --            --
                                                            --------       -------
Units outstanding at end of year                           2,872,085     1,838,182
                                                           =========     =========

1For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable  Account 10 - American  Express  Retirement  Advisor  Variable
Annuity

Notes to Financial Statements

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company
(IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the
Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for Global Bond and Warburg Pincus Trust/Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

Subaccount        Invests exclusively in shares of                      Investment Manager
BC1               AXPSM Variable Portfolio-- Blue Chip Advantage Fund   IDS Life Insurance Company 1
BC2
BD1               AXPSM Variable Portfolio-- Bond Fund                  IDS Life Insurance Company 1
BD2
CR1               AXPSM Variable Portfolio-- Capital Resource Fund      IDS Life Insurance Company 1
CR2
CM1               AXPSM Variable Portfolio-- Cash Management Fund       IDS Life Insurance Company 1
CM2
DE1               AXPSM Variable Portfolio-- Diversified Equity         IDS Life Insurance Company 1
DE2               Income Fund
EI1               AXPSM Variable Portfolio-- Extra Income Fund          IDS Life Insurance Company 1
EI2
FI1               AXPSM Variable Portfolio-- Federal Income Fund        IDS Life Insurance Company 1
FI2
GB1               AXPSM Variable Portfolio-- Global Bond Fund           IDS Life Insurance Company 1
GB2
GR1               AXPSM Variable Portfolio-- Growth Fund                IDS Life Insurance Company 1
GR2
IE1               AXPSM Variable Portfolio-- International Fund         IDS Life Insurance Company 2
IE2
MF1               AXPSM Variable Portfolio-- Managed Fund               IDS Life Insurance Company 1
MF2
ND1               AXPSM Variable Portfolio-- New Dimensions Fund(R)     IDS Life Insurance Company 1
ND2
SC1               AXPSM Variable Portfolio-- Small Cap Advantage Fund   IDS Life Insurance Company 3
SC2
SA1               AXPSM Variable Portfolio-- Strategy Aggressive Fund   IDS Life Insurance Company 1
SA2
1CA               AIM V.I. Capital Appreciation Fund                    A I M Advisors, Inc.
2CA
1CD               AIM V.I. Capital Development Fund                     A I M Advisors, Inc.
2CD
1IF               American Century VP International                     American Century Investment Management, Inc.
2IF
1VA               American Century VP Value                             American Century Investment Management, Inc.
2VA
1GI               Fidelity VIP III Growth & Income Portfolio -          Fidelity Management & Research Company (FMR) 4
2GI               Service Class
1MP               Fidelity VIP III Mid Cap Portfolio - Service Class    FMR 4
2MP
1OS               Fidelity VIP Overseas Portfolio - Service Class       FMR 5
2OS
1RE               FTVIPT Franklin Real Estate Securities Fund - Class   Franklin Advisers, Inc.
2RE               2
1SI               FTVIPT Franklin Value Securities Fund - Class 2       Franklin Advisory Services, LLC
2SI
1IS               FTVIPT Templeton International Smaller Companies      Templeton Investment Counsel, Inc.
2IS               Fund - Class 2
1SE               Goldman Sachs VIT CORESM Small Cap Equity Fund        Goldman Sachs Asset Management
2SE
1UE               Goldman Sachs VIT CORESM U.S. Equity Fund             Goldman Sachs Asset Management
2UE
1MC               Goldman Sachs VIT Mid Cap Value Fund                  Goldman Sachs Asset Management
2MC
1IP               Lazard Retirement International Equity Portfolio      Lazard Asset Management
2IP
1IN               Putnam VT International New Opportunities Fund -      Putnam Investment Management, Inc.
2IN               Class IB Shares
1VS               Putnam VT Vista Fund - Class IB Shares                Putnam Investment Management, Inc.
2VS
1MI               Royce Micro-Cap Portfolio                             Royce & Associates, Inc.
2MI
1SV               Third Avenue Value Portfolio                          The Investment Adviser EQSF Advisers, Inc.
2SV
1IT               Wanger International Small Cap                        Wanger Asset Management, L.P.
2IT
1SP               Wanger U.S. Small Cap                                 Wanger Asset Management, L.P.
2SP
1EG               Warburg Pincus Trust - Emerging Growth Portfolio      Warburg Pincus Asset Management, Inc.
2EG

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC is the investment advisor. American Express Asset Management
  International Inc. is the sub-investment advisor.
3 AEFC is the investment advisor. Kenwood Capital Management LLC is the sub-investment advisor.
4 FMR U.K. and FMR Far East are the sub-investment advisors.
5 FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and
  FIIA U.K.are the sub-investment advisors.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.95% of the average daily net assets of the subaccounts for nonqualified annuities, and 0.75% of the average daily net assets of the subaccounts for qualified annuities.

4. CONTRACT ADMINISTRATIVE CHARGES

IDS Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. IDS Life does not expect to profit from this charge. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

5. SURRENDER CHARGE

IDS Life will use a surrender charge to help it recover certain expenses relating to the sale of the annuity. The surrender charge applies if all or part of the surrender amount is from purchase payments received within seven or ten years before surrender (depending on surrender charge period selected at time of application). Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,803,247 in 1999 and $17,936,810 in 1998. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

6. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount        Investment                                                              Shares          NAV
BC1               AXPSM Variable Portfolio-- Blue Chip Advantage Fund                    804,975       $11.08
BC2                                                                                      743,762        11.08
BD1               AXPSM Variable Portfolio-- Bond Fund                                 1,113,577        10.54
BD2                                                                                      688,442        10.54
CR1               AXPSM Variable Portfolio-- Capital Resource Fund                       100,985        36.40
CR2                                                                                      166,796        36.40
CM1               AXPSM Variable Portfolio-- Cash Management Fund                     85,939,386         1.00
CM2                                                                                   65,131,467         1.00
DE1               AXPSM Variable Portfolio-- Diversified Equity Income Fund              338,830        10.19
DE2                                                                                      314,486        10.19
EI1               AXPSM Variable Portfolio-- Extra Income Fund                         1,160,431         8.58
EI2                                                                                      905,029         8.58
FI1               AXPSM Variable Portfolio-- Federal Income Fund                       1,265,076         9.92
FI2                                                                                    1,072,686         9.92
GB1               AXPSM Variable Portfolio-- Global Bond Fund                            241,370         9.69
GB2                                                                                      156,226         9.69
GR1               AXPSM Variable Portfolio-- Growth Fund                               1,374,900        11.68
GR2                                                                                    1,684,070        11.68
IE1               AXPSM Variable Portfolio-- International Fund                          141,927        19.38
IE2                                                                                      168,757        19.38
MF1               AXPSM Variable Portfolio-- Managed Fund                                355,097        19.82
MF2                                                                                      282,193        19.82
ND1               AXPSM Variable Portfolio-- New Dimensions Fund(R)                    1,650,116        22.86
ND2                                                                                    1,624,037        22.86
SC1               AXPSM Variable Portfolio-- Small Cap Advantage Fund                    297,383        11.13
SC2                                                                                      297,844        11.13
SA1               AXPSM Variable Portfolio-- Strategy Aggressive Fund                    242,483        23.92
SA2                                                                                      280,006        23.92
1CA               AIM V.I. Capital Appreciation Fund                                     190,467        35.58
2CA                                                                                      160,176        35.58
1CD               AIM V.I. Capital Development Fund                                      201,174        11.89
2CD                                                                                      178,472        11.89
1IF               American Century VP International                                      240,810        12.50
2IF                                                                                      206,075        12.50
1VA               American Century VP Value                                              738,202         5.95
2VA                                                                                      565,695         5.95
1GI               Fidelity VIP III Growth & Income Portfolio - Service Class           1,098,489        17.24
2GI                                                                                      945,797        17.24
1MP               Fidelity VIP III Mid Cap Portfolio - Service Class                     561,936        15.24
2MP                                                                                      463,660        15.24
1OS               Fidelity VIP Overseas Portfolio - Service Class                        161,787        27.38
2OS                                                                                      153,322        27.38
1RE               FTVIPT Franklin Real Estate Securities Fund - Class 2                   43,992        14.88
2RE                                                                                       57,006        14.88
1SI               FTVIPT Franklin Value Securities Fund - Class 2                         71,976         7.88
2SI                                                                                       71,546         7.88
1IS               FTVIPT Templeton International Smaller Companies Fund - Class 2         96,584        11.07
2IS                                                                                       82,346        11.07
1SE               Goldman Sachs VIT CORESM Small Cap Equity Fund                         284,629        10.60
2SE                                                                                      200,112        10.60
1UE               Goldman Sachs VIT CORESM U.S. Equity Fund                              783,485        13.98
2UE                                                                                      709,081        13.98
1MC               Goldman Sachs VIT Mid Cap Value Fund                                   227,684         8.42
2MC                                                                                      184,022         8.42
1IP               Lazard Retirement International Equity Portfolio                       198,732        13.49
2IP                                                                                      157,315        13.49
1IN               Putnam VT International New Opportunities Fund - Class IB              533,019        23.28
2IN               Shares                                                                 395,395        23.28
1VS               Putnam VT Vista Fund - Class IB Shares                                 475,416        20.65
2VS                                                                                      335,013        20.65
1MI               Royce Micro-Cap Portfolio                                              354,557         6.13
2MI                                                                                      230,908         6.13
1SV               Third Avenue Value Portfolio                                           203,758        10.84
2SV                                                                                      186,906        10.84
1IT               Wanger International Small Cap                                          46,530        43.67
2IT                                                                                       42,772        43.67
1SP               Wanger U.S. Small Cap                                                  125,885        24.88
2SP                                                                                      114,550        24.88
1EG               Warburg Pincus Trust - Emerging Growth Portfolio                       289,136        13.07
2EG                                                                                      185,161        13.07

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, were as follows:

Year ended Dec. 31,
Subaccount        Investment                                                                  1999
BC1               AXPSM Variable Portfolio-- Blue Chip Advantage Fund                     $8,343,972 1
BC2                                                                                        7,773,294 1
BD1               AXPSM Variable Portfolio -- Bond Fund                                   12,192,380 1
BD2                                                                                        7,451,268 1
CR1               AXPSM Variable Portfolio -- Capital Resource Fund                        3,570,614 1
CR2                                                                                        5,941,556 1
CM1               AXPSM Variable Portfolio -- Cash Management Fund                        85,974,037 1
CM2                                                                                       66,483,221 1
DE1               AXPSM Variable Portfolio -- Diversified Equity Income Fund               3,356,317 1
DE2                                                                                        3,131,540 1
EI1               AXPSM Variable Portfolio -- Extra Income Fund                            9,971,339 1
EI2                                                                                        7,877,322 1
FI1               AXPSM Variable Portfolio -- Federal Income Fund                         12,892,030 1
FI2                                                                                       11,461,491 1
GB1               AXPSM Variable Portfolio -- Global Bond Fund                             2,446,978 1
GB2                                                                                        1,532,501 1
GR1               AXPSM Variable Portfolio -- Growth Fund                                 14,587,375 1
GR2                                                                                       17,970,110 1
IE1               AXPSM Variable Portfolio -- International Fund                           2,601,976 1
IE2                                                                                        3,147,385 1
MF1               AXPSM Variable Portfolio -- Managed Fund                                 6,852,643 1
MF2                                                                                        5,425,212 1
ND1               AXPSM Variable Portfolio -- New Dimensions Fund(R)                      34,396,783 1
ND2                                                                                       33,878,983 1
SC1               AXPSM Variable Portfolio -- Small Cap Advantage Fund                     3,065,285 1
SC2                                                                                        5,778,679 1
SA1               AXPSM Variable Portfolio -- Strategy Aggressive Fund                     5,057,408 1
SA2                                                                                        5,744,273 1
1CA               AIM V.I. Capital Appreciation Fund                                       5,943,445 1
2CA                                                                                        5,017,837 1
1CD               AIM V.I. Capital Development Fund                                        2,126,967 1
2CD                                                                                        1,885,358 1
1IF               American Century VP International                                        2,426,526 1
2IF                                                                                        2,131,099 1
1VA               American Century VP Value                                                4,423,337 1
2VA                                                                                        3,415,119 1
1GI               Fidelity VIP III Growth & Income Portfolio - Service Class              18,384,605 1
2GI                                                                                       15,814,049 1
1MP               Fidelity VIP III Mid Cap Portfolio - Service Class                       7,423,193 1
2MP                                                                                        6,350,920 1
1OS               Fidelity VIP Overseas Portfolio - Service Class                          3,922,266 1
2OS                                                                                        3,982,847 1
1RE               FTVIPT Franklin Real Estate Securities Fund - Class 2                      647,423 1
2RE                                                                                          825,643 1
1SI               FTVIPT Franklin Value Securities Fund - Class 2                            549,517 1
2SI                                                                                          542,606 1
1IS               FTVIPT Templeton International Smaller Companies Fund - Class 2          1,023,032 1
2IS                                                                                          924,578 1
1SE               Goldman Sachs VIT CORESM Small Cap Equity Fund                           2,725,512 1
2SE                                                                                        1,922,911 1
1UE               Goldman Sachs VIT CORESM U.S. Equity Fund                               10,393,135 1
2UE                                                                                        9,394,850 1
1MC               Goldman Sachs VIT Mid Cap Value Fund                                     1,887,086 1
2MC                                                                                        1,587,206 1
1IP               Lazard Retirement International Equity Portfolio                         2,558,804 1
2IP                                                                                        2,009,743 1
1IN               Putnam VT International New Opportunities Fund - Class IB                9,944,786 1
2IN               Shares                                                                   7,361,551 1
1VS               Putnam VT Vista Fund - Class IB Shares                                   8,808,344 1
2VS                                                                                        6,242,387 1
1MI               Royce Micro-Cap Portfolio                                                2,111,888 1
2MI                                                                                        1,709,073 1
1SV               Third Avenue Value Portfolio                                             2,086,821 2
2SV                                                                                        1,935,690 2
1IT               Wanger International Small Cap                                           1,676,597 1
2IT                                                                                        1,532,620 1
1SP               Wanger U.S. Small Cap                                                    2,933,384 1
2SP                                                                                        2,671,164 1
1EG               Warburg Pincus Trust - Emerging Growth Portfolio                         3,263,377 2
2EG                                                                                        2,094,875 2
                  Combined Variable Account                                             $563,518,143

1 Operations commenced on Sept. 15, 1999.
2 Operations commenced on Sept. 21, 1999.

8. YEAR 2000 ISSUE (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Account. All of the major systems used by the IDS Life and by the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the Account's business, results of operations, or financial condition as a result of the Year
2000 issue.


IDS LIFE INSURANCE COMPANY
FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY
We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-1

IDS LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, ($ THOUSANDS)                   1999         1998
 ASSETS
------------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
    (fair value:
    1999, $7,105,743; 1998, $8,420,035)   $ 7,156,292  $ 7,964,114
    Available for sale, at fair value
    (amortized cost:
    1999, $13,703,137; 1998,
    $13,344,949)                           13,049,549   13,613,139
------------------------------------------------------------------
                                           20,205,841   21,577,253
Mortgage loans on real estate               3,606,377    3,505,458
Policy loans                                  561,834      525,431
Other investments                             506,797      366,604
------------------------------------------------------------------
    Total investments                      24,880,849   25,974,746
Cash and cash equivalents                      32,333       22,453
Amounts recoverable from reinsurers           327,168      262,260
Amounts due from brokers                          145          327
Other accounts receivable                      48,578       47,963
Accrued investment income                     343,449      366,574
Deferred policy acquisition costs           2,665,175    2,496,352
Deferred income taxes, net                    216,020           --
Other assets                                   33,089       30,487
Separate account assets                    35,894,732   27,349,401
------------------------------------------------------------------
Total assets                              $64,441,538  $56,550,563
------------------------------------------------------------------

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                           $20,552,159  $21,172,303
Universal life-type insurance               3,391,203    3,343,671
Traditional life insurance                    226,842      225,306
Disability income and long-term care
  insurance                                   811,941      660,320
Policy claims and other policyholders'
  funds                                        24,600       70,309
Deferred income taxes, net                         --       16,930
Amounts due to brokers                        148,112      195,406
Other liabilities                             579,678      410,285
Separate account liabilities               35,894,732   27,349,401
------------------------------------------------------------------
Total liabilities                          61,629,267   53,443,931
------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
  Capital stock, $30 par value per
  share;
100,000 shares authorized, issued and
  outstanding                                   3,000        3,000
Additional paid-in capital                    288,327      288,327
Accumulated other comprehensive (loss)
  income, net of tax:
Net unrealized securities (losses) gains     (411,230)     169,584
------------------------------------------------------------------
Retained earnings                           2,932,174    2,645,721
------------------------------------------------------------------
Total stockholder's equity                  2,812,271    3,106,632
------------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $64,441,538  $56,550,563
==================================================================

See accompanying notes.

--------------------------------------------------------------------------------

F-2      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998        1997
 REVENUES:
-----------------------------------------------------------------------------
Premiums:
Traditional life insurance                $   53,790   $   53,132  $   52,473
Disability income and long-term care
  insurance                                  201,637      176,298     154,021
-----------------------------------------------------------------------------
Total premiums                               255,427      229,430     206,494
Policyholder and contractholder charges      411,994      383,965     341,726
Management and other fees                    473,108      401,057     340,892
Net investment income                      1,919,573    1,986,485   1,988,389
Net realized gain on investments              26,608        6,902         860
-----------------------------------------------------------------------------
Total revenues                             3,086,710    3,007,839   2,878,361
-----------------------------------------------------------------------------

 BENEFITS AND EXPENSES:
-----------------------------------------------------------------------------
Death and other benefits:
Traditional life insurance                    29,819       29,835      28,951
Universal life-type insurance and
  investment contracts                       118,561      108,349      92,814
Disability income and long-term care
  insurance                                   30,622       27,414      22,333
Increase in liabilities for future
  policy benefits:
Traditional life insurance                     7,311        6,052       3,946
Disability income and long-term care
  insurance                                   87,620       73,305      63,631
Interest credited on universal life-type
  insurance and investment contracts       1,240,575    1,317,124   1,386,448
Amortization of deferred policy
  acquisition costs                          332,705      382,642     322,731
Other insurance and operating expenses       335,180      287,326     276,596
-----------------------------------------------------------------------------
Total benefits and expenses                2,182,393    2,232,047   2,197,450
-----------------------------------------------------------------------------
Income before income taxes                   904,317      775,792     680,911
Income taxes                                 267,864      235,681     206,664
-----------------------------------------------------------------------------
Net income                                $  636,453   $  540,111  $  474,247
=============================================================================

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-3

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                        TOTAL                  ADDITIONAL  COMPREHENSIVE
                                                    STOCKHOLDER'S   CAPITAL     PAID-IN    (LOSS) INCOME,   RETAINED
THREE YEARS ENDED DECEMBER 31, 1999 ($ THOUSANDS)      EQUITY        STOCK      CAPITAL      NET OF TAX     EARNINGS
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996                            $2,444,080     $3,000     $283,615     $  86,102     $2,071,363
Comprehensive income:
Net income                                               474,247         --           --            --        474,247
Unrealized holding gains arising during the year,
  net of deferred policy acquisition costs of
  ($7,714) and taxes of ($75,215)                        139,686         --           --       139,686             --
Reclassification adjustment for losses included in
  net income, net of tax of ($308)                           571         --           --           571             --
Other comprehensive income                               140,257         --           --       140,257             --
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                                     614,504         --           --            --             --
Capital contribution from parent                           7,232         --        7,232            --             --
Cash dividends to parent                                (200,000)        --           --            --       (200,000)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                             2,865,816      3,000      290,847       226,359      2,345,610
Comprehensive income:
Net income                                               540,111         --           --            --        540,111
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $6,333 and taxes of $32,826                            (60,964)        --           --       (60,964)            --
Reclassification adjustment for losses included in
  net income, net of tax of ($2,254)                       4,189         --           --         4,189             --
Other comprehensive loss                                 (56,775)        --           --       (56,775)            --
Comprehensive income                                     483,336         --           --            --             --
Other changes                                             (2,520)        --       (2,520)           --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (240,000)        --           --            --       (240,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                             3,106,632      3,000      288,327       169,584      2,645,721

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                            $3,106,632     $3,000     $288,327     $ 169,584     $2,645,721
Comprehensive income:
Net income                                               636,453         --           --            --        636,453
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $28,444 and taxes of $304,936                         (566,311)        --           --      (566,311)            --
Reclassification adjustment for gains included in
  net income, net of tax of $7,810                       (14,503)        --           --       (14,503)            --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                (580,814)        --           --      (580,814)            --
Comprehensive income                                      55,639         --           --            --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (350,000)        --           --            --       (350,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                            $2,812,271     $3,000     $288,327     $(411,230)    $2,932,174
---------------------------------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

F-4      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998         1997
 CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------
Net income                                $   636,453  $   540,111  $   474,247
Adjustments to reconcile net income to
  net cash provided by operating
  activities: Policy loans, excluding
  universal life-type insurance:
Issuance                                      (56,153)     (53,883)     (54,665)
Repayment                                      54,105       57,902       46,015
Change in amounts recoverable from
  reinsurers                                  (64,908)     (56,544)     (47,994)
Change in other accounts receivable              (615)     (10,068)       6,194
Change in accrued investment income            23,125       (9,184)     (14,077)
Change in deferred policy acquisition
  costs, net                                 (140,379)     (10,443)    (156,486)
Change in liabilities for future policy
  benefits for traditional life,
  disability income and long-term care
  insurance                                   153,157      138,826      112,915
Change in policy claims and other
  policyholders' funds                        (45,709)       1,964      (15,289)
Deferred income tax provision (benefit)        79,796      (19,122)      19,982
Change in other liabilities                   169,395       64,902       13,305
(Accretion of discount), amortization of
  premium, net                                (17,907)       9,170       (5,649)
Net realized gain on investments              (26,608)      (6,902)        (860)
Policyholder and contractholder charges,
  non-cash                                   (175,059)    (172,396)    (160,885)
Other, net                                     (5,324)      10,786        7,161
-------------------------------------------------------------------------------
Net cash provided by operating
  activities                              $   583,369  $   485,119  $   223,914

 CASH FLOWS FROM INVESTING ACTIVITIES:
-------------------------------------------------------------------------------
Fixed maturities held to maturity:
Purchases                                 $    (3,030) $    (1,020) $    (1,996)
Maturities, sinking fund payments and
  calls                                       741,949    1,162,731      686,503
Sales                                          66,547      236,963      236,761
Fixed maturities available for sale:
Purchases                                  (3,433,128)  (4,100,238)  (3,160,133)
Maturities, sinking fund payments and
  calls                                     1,442,507    2,967,311    1,206,213
Sales                                       1,691,389      278,955      457,585
Other investments, excluding policy
  loans:
Purchases                                    (657,383)    (555,647)    (524,521)
Sales                                         406,684      579,038      335,765
Change in amounts due from brokers                182        8,073        2,647
Change in amounts due to brokers              (47,294)    (186,052)     119,471
-------------------------------------------------------------------------------
Net cash provided by (used in) investing
  activities                                  208,423      390,114     (641,705)

 CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------
Activity related to universal life-type
  insurance and investment contracts:
Considerations received                     2,031,630    1,873,624    2,785,758
Surrenders and other benefits              (3,669,759)  (3,792,612)  (3,736,242)
Interest credited to account balances       1,240,575    1,317,124    1,386,448
Universal life-type insurance policy
  loans:
Issuance                                     (102,239)     (97,602)     (84,835)
Repayment                                      67,881       67,000       54,513
Capital transaction with parent                    --           --        7,232
Dividends paid                               (350,000)    (240,000)    (200,000)
-------------------------------------------------------------------------------
Net cash (used in) provided by financing
  activities                                 (781,912)    (872,466)     212,874
-------------------------------------------------------------------------------
Net increase (decrease) in cash and cash
  equivalents                                   9,880        2,767     (204,917)
Cash and cash equivalents at beginning
  of year                                      22,453       19,686      224,603
-------------------------------------------------------------------------------
Cash and cash equivalents at end of year  $    32,333  $    22,453  $    19,686
-------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related deferred policy acquisition costs effect and deferred taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

--------------------------------------------------------------------------------

F-6      IDS LIFE INSURANCE COMPANY

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-7

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                       1999      1998      1997
-----------------------------------------------------------------
Cash paid during the year for:
Income taxes                         $214,940  $215,003  $174,472
Interest on borrowings                  4,521    14,529     8,213

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1999, unlocking adjustments resulted in a net decrease in amortization of $56.8 million. Net unlocking adjustments in 1998 and 1997 were not significant.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

--------------------------------------------------------------------------------

F-8      IDS LIFE INSURANCE COMPANY

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 1999, the Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all disability income and waiver of premium risk. Beginning in 2000, the Company will retain all accidental death benefit risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $852 receivable from and $26,291 payable to, respectively, AEFC for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-9

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried a liability for estimated guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires the recognition of all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of adoption of the new rule will depend on the derivatives in place at adoption and cannot be estimated at this time.

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

--------------------------------------------------------------------------------

F-10      IDS LIFE INSURANCE COMPANY

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES      VALUE
------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   37,613   $   236     $  2,158   $   35,691
State and municipal
  obligations                        9,681       150           --        9,831
Corporate bonds and
  obligations                    5,713,475    91,571      113,350    5,691,696
Mortgage-backed securities       1,395,523     4,953       31,951    1,368,525
------------------------------------------------------------------------------
                                $7,156,292   $96,910     $147,459   $7,105,743
------------------------------------------------------------------------------

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    46,325   $   612     $  2,231   $    44,706
State and municipal
  obligations                        13,226       519          191        13,554
Corporate bonds and
  obligations                     7,960,352    60,120      560,450     7,460,022
Mortgage-backed securities        5,683,234     9,692      161,659     5,531,267
--------------------------------------------------------------------------------
Total fixed maturities           13,703,137    70,943      724,531    13,049,549
Equity securities                     3,000        16           --         3,016
--------------------------------------------------------------------------------
                                $13,706,137   $70,959     $724,531   $13,052,565
--------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES       VALUE
-------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   39,888   $  4,460    $    --    $   44,348
State and municipal
  obligations                        9,683        490         --        10,173
Corporate bonds and
  obligations                    6,305,476    447,752     27,087     6,726,141
Mortgage-backed securities       1,609,067     30,458        152     1,639,373
-------------------------------------------------------------------------------
                                $7,964,114   $483,160    $27,239    $8,420,035
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-11

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    52,043   $  3,324    $     --   $    55,367
State and municipal
  obligations                        11,060      1,231          --        12,291
Corporate bonds and
  obligations                     7,332,344    271,174     155,181     7,448,337
Mortgage-backed securities        5,949,502    151,511       3,869     6,097,144
--------------------------------------------------------------------------------
Total fixed maturities           13,344,949    427,240     159,050    13,613,139
Equity securities                     3,000        158          --         3,158
--------------------------------------------------------------------------------
                                $13,347,949   $427,398    $159,050   $13,616,297
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED      FAIR
HELD TO MATURITY                             COST       VALUE
----------------------------------------------------------------
Due in one year or less                   $  238,740  $  239,747
Due from one to five years                 2,996,713   3,012,721
Due from five to ten years                 1,922,199   1,893,918
Due in more than ten years                   603,117     590,832
Mortgage-backed securities                 1,395,523   1,368,525
----------------------------------------------------------------
                                          $7,156,292  $7,105,743
----------------------------------------------------------------

                                           AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST         VALUE
------------------------------------------------------------------
Due in one year or less                   $   271,381  $   274,415
Due from one to five years                    595,747      592,533
Due from five to ten years                  4,936,041    4,669,573
Due in more than ten years                  2,216,734    1,981,761
Mortgage-backed securities                  5,683,234    5,531,267
------------------------------------------------------------------
                                          $13,703,137  $13,049,549
------------------------------------------------------------------

During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $68,470, $230,036 and $229,848, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively.

At December 31, 1999, bonds carried at $14,559 were on deposit with various states as required by law.

--------------------------------------------------------------------------------

F-12      IDS LIFE INSURANCE COMPANY

At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.7 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1999         1998
------------------------------------------------------------------
Aaa/AAA                                   $ 7,144,280  $ 7,629,628
Aaa/AA                                          1,920        2,277
Aa/AA                                         301,728      308,053
Aa/A                                          314,168      301,325
A/A                                         2,598,300    2,525,283
A/BBB                                       1,014,566    1,148,736
Baa/BBB                                     6,319,549    6,237,014
Baa/BB                                        348,849      492,696
Below investment grade                      2,816,069    2,664,051
------------------------------------------------------------------
                                          $20,859,429  $21,309,063
------------------------------------------------------------------

At December 31, 1999, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1999, approximately 14 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
REGION                             SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
East North Central              $  715,998    $ 10,380    $  750,705    $ 16,393
West North Central                 555,635      42,961       491,006      81,648
South Atlantic                     867,838      23,317       839,233      21,020
Middle Atlantic                    428,051       1,806       476,448       6,169
New England                        259,243       4,415       263,761       2,824
Pacific                            238,299       3,466       195,851      16,946
West South Central                 144,607       4,516       136,841       1,412
East South Central                  43,841          --        46,029          --
Mountain                           381,148       9,380       345,379       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-13

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
PROPERTY TYPE                      SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
Department/retail stores        $1,158,712    $ 33,829    $1,139,349    $ 59,305
Apartments                         887,538      11,343       960,808       9,272
Office buildings                   931,234      26,062       783,576      50,450
Industrial buildings               309,845       5,525       298,549      13,263
Hotels/motels                      103,625          --       109,185      14,122
Medical buildings                  114,045          --       124,369          --
Nursing/retirement homes            45,935          --        46,696          --
Mixed use                           66,893          --        65,151          --
Other                               16,833      23,482        17,570       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999 and 1998, the Company's recorded investment in impaired loans was $21,375 and $24,941, respectively, with allowances of $5,750 and $6,662, respectively. During 1999 and 1998, the average recorded investment in impaired loans was $23,815 and $37,873, respectively.

The Company recognized $1,190, $1,809 and $2,981 of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997 respectively.

The following table presents changes in the allowance for losses related to all loans:

                                      1999     1998     1997
--------------------------------------------------------------
Balance, January 1                   $39,795  $38,645  $37,495
Provision (reduction) for
  investment losses                   (9,512)   7,582    8,801
Loan payoffs                            (500)    (800)  (3,851)
Foreclosures and writeoffs            (1,500)  (5,632)  (3,800)
--------------------------------------------------------------
Balance, December 31                 $28,283  $39,795  $38,645
--------------------------------------------------------------

At December 31, 1999, the Company had no commitments to purchase investments other than mortgage loans.

--------------------------------------------------------------------------------

F-14      IDS LIFE INSURANCE COMPANY

Net investment income for the years ended December 31 is summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Interest on fixed maturities         $1,598,059  $1,676,984  $1,692,481
Interest on mortgage loans              285,921     301,253     305,742
Other investment income                  70,892      43,518      25,089
Interest on cash equivalents              5,871       5,486       5,914
-----------------------------------------------------------------------
                                      1,960,743   2,027,241   2,029,226
Less investment expenses                 41,170      40,756      40,837
-----------------------------------------------------------------------
                                     $1,919,573  $1,986,485  $1,988,389
-----------------------------------------------------------------------

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Fixed maturities                     $22,387  $12,084  $16,115
Mortgage loans                        10,211   (5,933)  (6,424)
Other investments                     (5,990)     751   (8,831)
--------------------------------------------------------------
                                     $26,608  $ 6,902  $   860
--------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999       1998      1997
------------------------------------------------------------------
Fixed maturities available for sale  $(921,778) $(93,474) $223,441
Equity securities                         (142)     (203)       53

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                       1999      1998      1997
-----------------------------------------------------------------
Federal income taxes:
Current                              $178,444  $244,946  $176,879
Deferred                               79,796   (16,602)   19,982
-----------------------------------------------------------------
                                      258,240   228,344   196,861
State income taxes-current              9,624     7,337     9,803
-----------------------------------------------------------------
Income tax expense                   $267,864  $235,681  $206,664
-----------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-15

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                 1999              1998              1997
                           PROVISION  RATE   PROVISION  RATE   PROVISION  RATE
-------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                     $316,511   35.0%  $271,527   35.0%  $238,319   35.0%
Tax-excluded interest and
  dividend income            (9,626)  (1.1)   (12,289)  (1.6)   (10,294)  (1.5)
State taxes, net of
  federal benefit             6,256    0.7      4,769    0.6      6,372    0.9
Affordable housing
  credits                   (31,000)  (3.4)   (19,688)  (2.5)   (20,705)  (3.0)
Other, net                  (14,277)  (1.6)    (8,638)  (1.1)    (7,028)  (1.0)
-------------------------------------------------------------------------------
Total income taxes         $267,864   29.6%  $235,681   30.4%  $206,664   30.4%
-------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1999, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                            1999      1998
------------------------------------------------------------
Deferred tax assets:
Policy reserves                           $733,647  $756,769
Unrealized loss on available for sale
  investments                              221,431        --
Investments, other                           1,873        --
Life insurance guaranty fund assessment
  reserve                                    4,789    15,289
Other                                           --     4,253
------------------------------------------------------------
Total deferred tax assets                  961,740   776,311
------------------------------------------------------------
Deferred tax liabilities:
Deferred policy acquisition costs          740,837   698,471
Unrealized gain on available for sale
  investments                                   --    91,315
Investments, other                              --     3,455
Other                                        4,883        --
------------------------------------------------------------
Total deferred tax liabilities             745,720   793,241
------------------------------------------------------------
Net deferred tax assets (liabilities)     $216,020  $(16,930)
------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus

--------------------------------------------------------------------------------

F-16      IDS LIFE INSURANCE COMPANY
aggregated $1,693,356 as of December 31, 1999 and $1,598,203 as of December 31, 1998 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2000 in excess of approximately $418,845 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Statutory net income                 $  478,173  $  429,903  $  379,615
Statutory capital and surplus         1,978,406   1,883,405   1,765,290

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1999 and 1998. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $nil and $103 in 1999, 1998 and 1997, respectively.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $223, $211 and $201 in 1999, 1998 and 1997, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $1,906, $1,503 and $1,245, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1999, 1998 and 1997 was $1,147, $1,352 and $1,330, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $485,177, $411,337 and $414,155 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. COMMITMENTS AND CONTINGENCIES

At December 31, 1999, 1998 and 1997, traditional life insurance and universal life-type insurance in force aggregated $89,271,957, $81,074,928 and $74,730,720 respectively, of which $8,281,576, $4,912,313 and $4,351,904 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $76,970, $66,378 and $60,495 and reinsurance recovered from reinsurers amounted to $27,816, $20,982, and $19,042 for the years ended December 31, 1999, 1998 and
1997, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-17

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in all three lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million class participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The settlement costs allocated to the Company are included in the accompanying 1999 statement of income and did not have a material impact on the Company's consolidated financial position or results from operations.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently completing the audit for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7. LINES OF CREDIT

The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 1999 and $nil at December 31, 1998.

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

--------------------------------------------------------------------------------

F-18      IDS LIFE INSURANCE COMPANY

The Company's holdings of derivative financial instruments are as follows:

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1999                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $2,500,000  $ 9,685   $ 12,773    $12,773
  Interest rate floors           1,000,000      602        319        319
  Options purchased                180,897   49,789     61,745     61,745
Liabilities:
  Options written                   43,262   (1,677)    (2,402)        --
Off balance sheet:
  Interest rate swaps            1,267,000       --    (17,582)        --
                                            -------   --------    -------
                                            $58,399   $ 54,853    $74,837
                                            =======   ========    =======

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1998                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $3,400,000  $ 15,985  $  4,256    $ 4,256
  Interest rate floors           1,000,000     1,082    13,971     13,971
  Options purchased                110,912    24,094    29,453     29,453
Liabilities:
  Options purchased/written        265,454   (10,526)  (11,062)        --
Off balance sheet:
  Interest rate swaps            1,667,000        --   (73,477)        --
                                            --------  --------    -------
                                            $ 30,635  $(36,859)   $47,680
                                            ========  ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2000 to 2003. The purchased and written options expire on various dates from 2000 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

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                                                 IDS LIFE INSURANCE COMPANY F-19

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1999 and 1998 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 1999 deferred losses on purchased put and written call index options were $nil. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and deferred gains on written call index options were $7,435, respectively.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL ASSETS                   VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Investments:
  Fixed maturities (Note 2):
    Held to maturity            $ 7,156,292  $ 7,105,743  $ 7,964,114  $ 8,420,035
    Available for sale           13,049,549   13,049,549   13,613,139   13,613,139
  Mortgage loans on real
    estate (Note 2)               3,606,377    3,541,958    3,505,458    3,745,617
  Other:
    Equity securities (Note 2)        3,016        3,016        3,158        3,158
    Derivative financial
      Instruments (Note 8)           60,076       74,837       41,161       47,680
    Other                             2,258        2,258       28,872       28,872
Cash and cash equivalents
  (Note 1)                           32,333       32,333       22,453       22,453
Separate account assets (Note
  1)                             35,894,732   35,894,732   27,349,401   27,349,401

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL LIABILITIES              VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $19,189,170  $18,591,859  $19,855,203  $19,144,838
  Derivative financial
    instruments (Note 8)              1,677       19,984       10,526       84,539
Separate account liabilities     31,869,184   31,016,081   25,005,732   24,179,115

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,270,094 and $1,226,985, respectively, and policy loans of $92,895 and $90,115, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred

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F-20      IDS LIFE INSURANCE COMPANY
annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

At December 31, 1999 and 1998, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $4,025,548 and $2,343,669, respectively.

10. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

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                                                 IDS LIFE INSURANCE COMPANY F-21